Shareholder Report	12 Months Ended	119 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST
Entity Central Index Key	0000778365
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000013133
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class A
Trading Symbol	ETAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds outperformed higher-rated bonds

↑ Security selections and an underweight exposure to AAA-rated bonds helped the Fund’s returns as AAA bonds generally underperformed lower-rated bonds

↑ Security selections in the water & sewer sector contributed to the Fund’s Index-relative performance during the period

↓ An underweight position in bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ An underweight position in A-rated bonds hurt Index-relative returns as A-rated bonds generally outperformed higher-rated bonds during the period

↓ Security selections and an overweight position in the electric utilities sector, which underperformed the Index, also weighed on Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/14	$9,675	$10,000	$10,000
8/14	$9,784	$10,121	$10,113
9/14	$9,814	$10,131	$10,125
10/14	$9,874	$10,201	$10,190
11/14	$9,853	$10,218	$10,216
12/14	$9,943	$10,270	$10,265
1/15	$10,114	$10,452	$10,451
2/15	$9,990	$10,344	$10,334
3/15	$10,024	$10,374	$10,371
4/15	$9,971	$10,320	$10,322
5/15	$9,928	$10,291	$10,295
6/15	$9,895	$10,282	$10,286
7/15	$9,934	$10,356	$10,362
8/15	$9,942	$10,377	$10,383
9/15	$9,993	$10,452	$10,459
10/15	$10,032	$10,493	$10,507
11/15	$10,104	$10,535	$10,537
12/15	$10,206	$10,609	$10,598
1/16	$10,310	$10,736	$10,737
2/16	$10,284	$10,753	$10,757
3/16	$10,353	$10,787	$10,783
4/16	$10,445	$10,866	$10,860
5/16	$10,482	$10,895	$10,876
6/16	$10,627	$11,069	$11,027
7/16	$10,589	$11,075	$11,038
8/16	$10,658	$11,090	$11,034
9/16	$10,620	$11,035	$10,985
10/16	$10,527	$10,919	$10,890
11/16	$10,163	$10,512	$10,525
12/16	$10,277	$10,635	$10,639
1/17	$10,302	$10,705	$10,706
2/17	$10,352	$10,780	$10,789
3/17	$10,379	$10,803	$10,807
4/17	$10,450	$10,882	$10,897
5/17	$10,607	$11,054	$11,059
6/17	$10,567	$11,015	$11,012
7/17	$10,626	$11,104	$11,088
8/17	$10,696	$11,188	$11,163
9/17	$10,677	$11,131	$11,095
10/17	$10,669	$11,159	$11,125
11/17	$10,639	$11,099	$11,051
12/17	$10,777	$11,215	$11,172
1/18	$10,646	$11,083	$11,038
2/18	$10,594	$11,050	$11,002
3/18	$10,643	$11,090	$11,047
4/18	$10,612	$11,051	$11,007
5/18	$10,745	$11,177	$11,123
6/18	$10,763	$11,187	$11,140
7/18	$10,789	$11,214	$11,157
8/18	$10,792	$11,243	$11,181
9/18	$10,736	$11,170	$11,110
10/18	$10,670	$11,101	$11,051
11/18	$10,764	$11,224	$11,170
12/18	$10,870	$11,359	$11,294
1/19	$10,952	$11,444	$11,380
2/19	$11,013	$11,506	$11,437
3/19	$11,154	$11,688	$11,610
4/19	$11,202	$11,732	$11,652
5/19	$11,319	$11,893	$11,796
6/19	$11,355	$11,937	$11,837
7/19	$11,450	$12,033	$11,936
8/19	$11,602	$12,223	$12,114
9/19	$11,520	$12,125	$11,999
10/19	$11,520	$12,147	$12,031
11/19	$11,533	$12,177	$12,058
12/19	$11,560	$12,215	$12,093
1/20	$11,752	$12,434	$12,308
2/20	$11,910	$12,594	$12,472
3/20	$11,519	$12,137	$11,975
4/20	$11,367	$11,985	$11,922
5/20	$11,729	$12,366	$12,291
6/20	$11,780	$12,468	$12,368
7/20	$11,951	$12,678	$12,543
8/20	$11,893	$12,619	$12,489
9/20	$11,895	$12,621	$12,492
10/20	$11,860	$12,583	$12,455
11/20	$12,031	$12,773	$12,640
12/20	$12,103	$12,851	$12,705
1/21	$12,147	$12,933	$12,761
2/21	$11,936	$12,728	$12,579
3/21	$11,993	$12,806	$12,654
4/21	$12,087	$12,913	$12,745
5/21	$12,143	$12,952	$12,777
6/21	$12,163	$12,988	$12,796
7/21	$12,243	$13,095	$12,904
8/21	$12,212	$13,047	$12,870
9/21	$12,108	$12,953	$12,777
10/21	$12,091	$12,915	$12,746
11/21	$12,174	$13,025	$12,846
12/21	$12,182	$13,046	$12,861
1/22	$11,892	$12,689	$12,522
2/22	$11,839	$12,644	$12,487
3/22	$11,522	$12,234	$12,090
4/22	$11,257	$11,895	$11,741
5/22	$11,341	$12,072	$11,906
6/22	$11,214	$11,874	$11,724
7/22	$11,436	$12,188	$12,018
8/22	$11,218	$11,921	$11,773
9/22	$10,862	$11,463	$11,315
10/22	$10,797	$11,368	$11,219
11/22	$11,201	$11,900	$11,708
12/22	$11,213	$11,934	$11,762
1/23	$11,492	$12,277	$12,068
2/23	$11,238	$11,999	$11,804
3/23	$11,456	$12,265	$12,057
4/23	$11,444	$12,237	$12,018
5/23	$11,356	$12,131	$11,918
6/23	$11,449	$12,253	$12,002
7/23	$11,462	$12,301	$12,067
8/23	$11,349	$12,124	$11,904
9/23	$11,067	$11,769	$11,581
10/23	$10,901	$11,669	$11,498
11/23	$11,595	$12,409	$12,180
12/23	$11,873	$12,698	$12,473
1/24	$11,850	$12,633	$12,397
2/24	$11,867	$12,649	$12,423
3/24	$11,858	$12,649	$12,411
4/24	$11,744	$12,492	$12,277
5/24	$11,762	$12,455	$12,259
6/24	$11,953	$12,646	$12,445
7/24	$12,057	$12,762	$12,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.15%	1.03%	2.22%
Class A with 3.25% Maximum Sales Charge	1.70%	0.36%	1.89%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Arizona Municipal Bond Index	3.95%	1.00%	2.29%

AssetsNet	$ 79,377,824	$ 79,377,824
Holdings Count | Holding	91	91
Advisory Fees Paid, Amount	$ 232,134
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$79,377,824
# of Portfolio Holdings	91
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$232,134

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Electric Utilities	5.6%
Transportation	5.7%
Industrial Development Revenue	7.1%
Housing	8.4%
Hospital	8.5%
Water and Sewer	9.3%
Education	11.1%
Special Tax Revenue	14.2%
General Obligations	24.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013135
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class C
Trading Symbol	ECAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.48%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds outperformed higher-rated bonds

↑ Security selections and an underweight exposure to AAA-rated bonds helped the Fund’s returns as AAA bonds generally underperformed lower-rated bonds

↑ Security selections in the water & sewer sector contributed to the Fund’s Index-relative performance during the period

↓ An underweight position in bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ An underweight position in A-rated bonds hurt Index-relative returns as A-rated bonds generally outperformed higher-rated bonds during the period

↓ Security selections and an overweight position in the electric utilities sector, which underperformed the Index, also weighed on Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/14	$10,000	$10,000	$10,000
8/14	$10,117	$10,121	$10,113
9/14	$10,132	$10,131	$10,125
10/14	$10,184	$10,201	$10,190
11/14	$10,162	$10,218	$10,216
12/14	$10,251	$10,270	$10,265
1/15	$10,415	$10,452	$10,451
2/15	$10,289	$10,344	$10,334
3/15	$10,307	$10,374	$10,371
4/15	$10,247	$10,320	$10,322
5/15	$10,204	$10,291	$10,295
6/15	$10,160	$10,282	$10,286
7/15	$10,193	$10,356	$10,362
8/15	$10,188	$10,377	$10,383
9/15	$10,241	$10,452	$10,459
10/15	$10,274	$10,493	$10,507
11/15	$10,346	$10,535	$10,537
12/15	$10,447	$10,609	$10,598
1/16	$10,538	$10,736	$10,737
2/16	$10,511	$10,753	$10,757
3/16	$10,571	$10,787	$10,783
4/16	$10,651	$10,866	$10,860
5/16	$10,682	$10,895	$10,876
6/16	$10,830	$11,069	$11,027
7/16	$10,781	$11,075	$11,038
8/16	$10,850	$11,090	$11,034
9/16	$10,801	$11,035	$10,985
10/16	$10,702	$10,919	$10,890
11/16	$10,326	$10,512	$10,525
12/16	$10,436	$10,635	$10,639
1/17	$10,455	$10,705	$10,706
2/17	$10,497	$10,780	$10,789
3/17	$10,518	$10,803	$10,807
4/17	$10,589	$10,882	$10,897
5/17	$10,728	$11,054	$11,059
6/17	$10,688	$11,015	$11,012
7/17	$10,737	$11,104	$11,088
8/17	$10,806	$11,188	$11,163
9/17	$10,785	$11,131	$11,095
10/17	$10,763	$11,159	$11,125
11/17	$10,723	$11,099	$11,051
12/17	$10,853	$11,215	$11,172
1/18	$10,720	$11,083	$11,038
2/18	$10,660	$11,050	$11,002
3/18	$10,699	$11,090	$11,047
4/18	$10,668	$11,051	$11,007
5/18	$10,794	$11,177	$11,123
6/18	$10,796	$11,187	$11,140
7/18	$10,826	$11,214	$11,157
8/18	$10,824	$11,243	$11,181
9/18	$10,760	$11,170	$11,110
10/18	$10,685	$11,101	$11,051
11/18	$10,776	$11,224	$11,170
12/18	$10,878	$11,359	$11,294
1/19	$10,937	$11,444	$11,380
2/19	$10,998	$11,506	$11,437
3/19	$11,140	$11,688	$11,610
4/19	$11,169	$11,732	$11,652
5/19	$11,280	$11,893	$11,796
6/19	$11,318	$11,937	$11,837
7/19	$11,398	$12,033	$11,936
8/19	$11,551	$12,223	$12,114
9/19	$11,463	$12,125	$11,999
10/19	$11,458	$12,147	$12,031
11/19	$11,454	$12,177	$12,058
12/19	$11,473	$12,215	$12,093
1/20	$11,662	$12,434	$12,308
2/20	$11,810	$12,594	$12,472
3/20	$11,414	$12,137	$11,975
4/20	$11,254	$11,985	$11,922
5/20	$11,604	$12,366	$12,291
6/20	$11,646	$12,468	$12,368
7/20	$11,814	$12,678	$12,543
8/20	$11,747	$12,619	$12,489
9/20	$11,735	$12,621	$12,492
10/20	$11,698	$12,583	$12,455
11/20	$11,867	$12,773	$12,640
12/20	$11,927	$12,851	$12,705
1/21	$11,960	$12,933	$12,761
2/21	$11,747	$12,728	$12,579
3/21	$11,792	$12,806	$12,654
4/21	$11,870	$12,913	$12,745
5/21	$11,925	$12,952	$12,777
6/21	$11,936	$12,988	$12,796
7/21	$12,012	$13,095	$12,904
8/21	$11,968	$13,047	$12,870
9/21	$11,860	$12,953	$12,777
10/21	$11,840	$12,915	$12,746
11/21	$11,919	$13,025	$12,846
12/21	$11,909	$13,046	$12,861
1/22	$11,626	$12,689	$12,522
2/22	$11,564	$12,644	$12,487
3/22	$11,248	$12,234	$12,090
4/22	$10,978	$11,895	$11,741
5/22	$11,058	$12,072	$11,906
6/22	$10,919	$11,874	$11,724
7/22	$11,142	$12,188	$12,018
8/22	$10,913	$11,921	$11,773
9/22	$10,564	$11,463	$11,315
10/22	$10,492	$11,368	$11,219
11/22	$10,885	$11,900	$11,708
12/22	$10,880	$11,934	$11,762
1/23	$11,140	$12,277	$12,068
2/23	$10,893	$11,999	$11,804
3/23	$11,090	$12,265	$12,057
4/23	$11,075	$12,237	$12,018
5/23	$10,983	$12,131	$11,918
6/23	$11,071	$12,253	$12,002
7/23	$11,078	$12,301	$12,067
8/23	$10,964	$12,124	$11,904
9/23	$10,681	$11,769	$11,581
10/23	$10,511	$11,669	$11,498
11/23	$11,178	$12,409	$12,180
12/23	$11,436	$12,698	$12,473
1/24	$11,412	$12,633	$12,397
2/24	$11,412	$12,649	$12,423
3/24	$11,400	$12,649	$12,411
4/24	$11,286	$12,492	$12,277
5/24	$11,285	$12,455	$12,259
6/24	$11,469	$12,646	$12,445
7/24	$11,742	$12,762	$12,544

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	4.37%	0.29%	1.62%
Class C with 1% Maximum Deferred Sales Charge	3.37%	0.29%	1.62%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Arizona Municipal Bond Index	3.95%	1.00%	2.29%

AssetsNet	$ 79,377,824	$ 79,377,824
Holdings Count | Holding	91	91
Advisory Fees Paid, Amount	$ 232,134
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$79,377,824
# of Portfolio Holdings	91
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$232,134

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Electric Utilities	5.6%
Transportation	5.7%
Industrial Development Revenue	7.1%
Housing	8.4%
Hospital	8.5%
Water and Sewer	9.3%
Education	11.1%
Special Tax Revenue	14.2%
General Obligations	24.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092720
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class I
Trading Symbol	EIAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds outperformed higher-rated bonds

↑ Security selections and an underweight exposure to AAA-rated bonds helped the Fund’s returns as AAA bonds generally underperformed lower-rated bonds

↑ Security selections in the water & sewer sector contributed to the Fund’s Index-relative performance during the period

↓ An underweight position in bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ An underweight position in A-rated bonds hurt Index-relative returns as A-rated bonds generally outperformed higher-rated bonds during the period

↓ Security selections and an overweight position in the electric utilities sector, which underperformed the Index, also weighed on Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/14	$1,000,000	$1,000,000	$1,000,000
8/14	$1,012,533	$1,012,107	$1,011,325
9/14	$1,015,745	$1,013,136	$1,012,474
10/14	$1,022,090	$1,020,082	$1,019,011
11/14	$1,020,139	$1,021,847	$1,021,573
12/14	$1,029,576	$1,027,003	$1,026,462
1/15	$1,047,501	$1,045,205	$1,045,135
2/15	$1,034,844	$1,034,424	$1,033,362
3/15	$1,038,530	$1,037,411	$1,037,092
4/15	$1,032,097	$1,031,968	$1,032,245
5/15	$1,028,897	$1,029,117	$1,029,526
6/15	$1,025,595	$1,028,179	$1,028,573
7/15	$1,029,833	$1,035,627	$1,036,219
8/15	$1,030,853	$1,037,660	$1,038,333
9/15	$1,036,273	$1,045,177	$1,045,926
10/15	$1,040,538	$1,049,332	$1,050,701
11/15	$1,048,119	$1,053,504	$1,053,746
12/15	$1,058,976	$1,060,906	$1,059,834
1/16	$1,068,800	$1,073,565	$1,073,710
2/16	$1,067,384	$1,075,253	$1,075,722
3/16	$1,074,754	$1,078,659	$1,078,337
4/16	$1,084,419	$1,086,590	$1,086,045
5/16	$1,087,415	$1,089,529	$1,087,626
6/16	$1,103,692	$1,106,862	$1,102,692
7/16	$1,098,816	$1,107,538	$1,103,800
8/16	$1,107,310	$1,109,032	$1,103,417
9/16	$1,103,505	$1,103,497	$1,098,512
10/16	$1,094,069	$1,091,920	$1,088,975
11/16	$1,056,415	$1,051,197	$1,052,510
12/16	$1,068,364	$1,063,538	$1,063,879
1/17	$1,071,220	$1,070,549	$1,070,624
2/17	$1,076,554	$1,077,983	$1,078,944
3/17	$1,079,523	$1,080,323	$1,080,710
4/17	$1,087,104	$1,088,162	$1,089,701
5/17	$1,103,659	$1,105,432	$1,105,868
6/17	$1,099,696	$1,101,468	$1,101,160
7/17	$1,106,005	$1,110,379	$1,108,793
8/17	$1,113,420	$1,118,829	$1,116,322
9/17	$1,111,648	$1,113,141	$1,109,501
10/17	$1,111,021	$1,115,858	$1,112,503
11/17	$1,108,127	$1,109,883	$1,105,123
12/17	$1,122,673	$1,121,483	$1,117,199
1/18	$1,109,214	$1,108,280	$1,103,783
2/18	$1,103,983	$1,104,969	$1,100,193
3/18	$1,109,209	$1,109,047	$1,104,671
4/18	$1,106,223	$1,105,089	$1,100,735
5/18	$1,120,209	$1,117,744	$1,112,329
6/18	$1,122,290	$1,118,698	$1,113,979
7/18	$1,125,223	$1,121,412	$1,115,729
8/18	$1,125,645	$1,124,292	$1,118,100
9/18	$1,120,069	$1,117,014	$1,111,034
10/18	$1,113,300	$1,110,135	$1,105,133
11/18	$1,123,333	$1,122,422	$1,116,971
12/18	$1,134,600	$1,135,861	$1,129,355
1/19	$1,143,358	$1,144,448	$1,138,011
2/19	$1,149,838	$1,150,575	$1,143,657
3/19	$1,164,740	$1,168,763	$1,160,953
4/19	$1,169,966	$1,173,156	$1,165,151
5/19	$1,182,426	$1,189,329	$1,179,649
6/19	$1,186,377	$1,193,721	$1,183,666
7/19	$1,196,462	$1,203,341	$1,193,603
8/19	$1,212,614	$1,222,322	$1,211,395
9/19	$1,204,236	$1,212,524	$1,199,871
10/19	$1,204,446	$1,214,697	$1,203,107
11/19	$1,206,002	$1,217,735	$1,205,832
12/19	$1,208,969	$1,221,453	$1,209,295
1/20	$1,229,328	$1,243,398	$1,230,793
2/20	$1,246,028	$1,259,432	$1,247,229
3/20	$1,205,352	$1,213,749	$1,197,532
4/20	$1,189,657	$1,198,516	$1,192,204
5/20	$1,227,732	$1,236,643	$1,229,056
6/20	$1,233,320	$1,246,821	$1,236,813
7/20	$1,251,431	$1,267,820	$1,254,260
8/20	$1,245,582	$1,261,872	$1,248,873
9/20	$1,244,827	$1,262,139	$1,249,243
10/20	$1,242,551	$1,258,348	$1,245,537
11/20	$1,260,625	$1,277,337	$1,264,026
12/20	$1,268,374	$1,285,118	$1,270,505
1/21	$1,273,164	$1,293,308	$1,276,143
2/21	$1,251,306	$1,272,759	$1,257,894
3/21	$1,257,504	$1,280,608	$1,265,431
4/21	$1,267,539	$1,291,350	$1,274,534
5/21	$1,273,643	$1,295,202	$1,277,689
6/21	$1,275,913	$1,298,759	$1,279,648
7/21	$1,284,492	$1,309,530	$1,290,352
8/21	$1,281,491	$1,304,724	$1,287,029
9/21	$1,270,822	$1,295,309	$1,277,655
10/21	$1,269,251	$1,291,521	$1,274,616
11/21	$1,278,177	$1,302,516	$1,284,602
12/21	$1,279,243	$1,304,617	$1,286,120
1/22	$1,248,924	$1,268,906	$1,252,196
2/22	$1,243,554	$1,264,360	$1,248,733
3/22	$1,210,551	$1,223,373	$1,209,041
4/22	$1,182,892	$1,189,535	$1,174,131
5/22	$1,191,932	$1,207,206	$1,190,626
6/22	$1,178,696	$1,187,434	$1,172,403
7/22	$1,202,241	$1,218,808	$1,201,753
8/22	$1,179,531	$1,192,096	$1,177,302
9/22	$1,142,326	$1,146,342	$1,131,485
10/22	$1,135,705	$1,136,809	$1,121,882
11/22	$1,178,371	$1,189,982	$1,170,816
12/22	$1,179,854	$1,193,388	$1,176,200
1/23	$1,209,360	$1,227,669	$1,206,842
2/23	$1,182,855	$1,199,909	$1,180,446
3/23	$1,205,978	$1,226,532	$1,205,703
4/23	$1,204,954	$1,223,730	$1,201,783
5/23	$1,195,884	$1,213,125	$1,191,827
6/23	$1,205,809	$1,225,277	$1,200,204
7/23	$1,207,460	$1,230,125	$1,206,710
8/23	$1,195,665	$1,212,415	$1,190,361
9/23	$1,166,146	$1,176,881	$1,158,094
10/23	$1,148,877	$1,166,866	$1,149,807
11/23	$1,222,292	$1,240,940	$1,217,971
12/23	$1,251,741	$1,269,782	$1,247,251
1/24	$1,249,522	$1,263,297	$1,239,693
2/24	$1,251,557	$1,264,919	$1,242,278
3/24	$1,250,799	$1,264,879	$1,241,069
4/24	$1,238,969	$1,249,214	$1,227,680
5/24	$1,241,041	$1,245,550	$1,225,944
6/24	$1,261,398	$1,264,642	$1,244,542
7/24	$1,272,165	$1,276,168	$1,254,419

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	5.36%	1.23%	2.43%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Arizona Municipal Bond Index	3.95%	1.00%	2.29%

AssetsNet	$ 79,377,824	$ 79,377,824
Holdings Count | Holding	91	91
Advisory Fees Paid, Amount	$ 232,134
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$79,377,824
# of Portfolio Holdings	91
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$232,134

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Electric Utilities	5.6%
Transportation	5.7%
Industrial Development Revenue	7.1%
Housing	8.4%
Hospital	8.5%
Water and Sewer	9.3%
Education	11.1%
Special Tax Revenue	14.2%
General Obligations	24.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013173
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class A
Trading Symbol	ETCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an underweight position in the special tax sector, which underperformed the Index during the period, contributed to returns

↑ Security selections and an underweight position in AA-rated bonds helped Index-relative returns as AA bonds generally underperformed lower-rated bonds

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds generally outperformed higher-rated bonds

↓ An underweight position in bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ An overweight position in the education sector, which underperformed the Index, detracted from the Fund’s Index-relative returns during the period

↓ An out-of-Index exposure to bonds with effective maturities of under one year hurt returns as shorter-maturity bonds underperformed longer-maturity bonds

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/14	$9,675	$10,000	$10,000
8/14	$9,817	$10,121	$10,099
9/14	$9,837	$10,131	$10,095
10/14	$9,904	$10,201	$10,151
11/14	$9,895	$10,218	$10,157
12/14	$9,961	$10,270	$10,193
1/15	$10,142	$10,452	$10,345
2/15	$10,037	$10,344	$10,242
3/15	$10,065	$10,374	$10,266
4/15	$10,017	$10,320	$10,222
5/15	$9,989	$10,291	$10,192
6/15	$9,960	$10,282	$10,181
7/15	$10,017	$10,356	$10,242
8/15	$10,016	$10,377	$10,267
9/15	$10,084	$10,452	$10,338
10/15	$10,122	$10,493	$10,374
11/15	$10,171	$10,535	$10,404
12/15	$10,239	$10,609	$10,474
1/16	$10,366	$10,736	$10,601
2/16	$10,386	$10,753	$10,610
3/16	$10,425	$10,787	$10,614
4/16	$10,494	$10,866	$10,683
5/16	$10,493	$10,895	$10,692
6/16	$10,642	$11,069	$10,845
7/16	$10,640	$11,075	$10,853
8/16	$10,718	$11,090	$10,851
9/16	$10,696	$11,035	$10,792
10/16	$10,612	$10,919	$10,670
11/16	$10,302	$10,512	$10,314
12/16	$10,359	$10,635	$10,410
1/17	$10,387	$10,705	$10,474
2/17	$10,436	$10,780	$10,540
3/17	$10,453	$10,803	$10,535
4/17	$10,543	$10,882	$10,629
5/17	$10,633	$11,054	$10,748
6/17	$10,589	$11,015	$10,665
7/17	$10,648	$11,104	$10,739
8/17	$10,697	$11,188	$10,830
9/17	$10,694	$11,131	$10,772
10/17	$10,669	$11,159	$10,809
11/17	$10,614	$11,099	$10,747
12/17	$10,695	$11,215	$10,815
1/18	$10,627	$11,083	$10,719
2/18	$10,582	$11,050	$10,694
3/18	$10,601	$11,090	$10,704
4/18	$10,576	$11,051	$10,685
5/18	$10,659	$11,177	$10,799
6/18	$10,677	$11,187	$10,813
7/18	$10,736	$11,214	$10,860
8/18	$10,762	$11,243	$10,881
9/18	$10,702	$11,170	$10,826
10/18	$10,642	$11,101	$10,783
11/18	$10,735	$11,224	$10,892
12/18	$10,839	$11,359	$11,014
1/19	$10,909	$11,444	$11,108
2/19	$10,959	$11,506	$11,179
3/19	$11,074	$11,688	$11,360
4/19	$11,090	$11,732	$11,410
5/19	$11,216	$11,893	$11,564
6/19	$11,264	$11,937	$11,621
7/19	$11,357	$12,033	$11,734
8/19	$11,505	$12,223	$11,881
9/19	$11,434	$12,125	$11,779
10/19	$11,439	$12,147	$11,816
11/19	$11,443	$12,177	$11,845
12/19	$11,470	$12,215	$11,877
1/20	$11,639	$12,434	$12,076
2/20	$11,767	$12,594	$12,197
3/20	$11,433	$12,137	$11,823
4/20	$11,256	$11,985	$11,664
5/20	$11,542	$12,366	$12,031
6/20	$11,636	$12,468	$12,150
7/20	$11,809	$12,678	$12,357
8/20	$11,765	$12,619	$12,325
9/20	$11,777	$12,621	$12,342
10/20	$11,754	$12,583	$12,319
11/20	$11,906	$12,773	$12,469
12/20	$11,987	$12,851	$12,511
1/21	$12,055	$12,933	$12,563
2/21	$11,872	$12,728	$12,396
3/21	$11,918	$12,806	$12,467
4/21	$11,999	$12,913	$12,536
5/21	$12,044	$12,952	$12,574
6/21	$12,068	$12,988	$12,592
7/21	$12,158	$13,095	$12,703
8/21	$12,120	$13,047	$12,661
9/21	$12,024	$12,953	$12,591
10/21	$11,998	$12,915	$12,547
11/21	$12,090	$13,025	$12,623
12/21	$12,087	$13,046	$12,635
1/22	$11,813	$12,689	$12,325
2/22	$11,753	$12,644	$12,287
3/22	$11,454	$12,234	$11,926
4/22	$11,179	$11,895	$11,664
5/22	$11,282	$12,072	$11,828
6/22	$11,102	$11,874	$11,717
7/22	$11,386	$12,188	$12,002
8/22	$11,098	$11,921	$11,771
9/22	$10,727	$11,463	$11,406
10/22	$10,668	$11,368	$11,352
11/22	$11,184	$11,900	$11,785
12/22	$11,184	$11,934	$11,834
1/23	$11,473	$12,277	$12,110
2/23	$11,208	$11,999	$11,876
3/23	$11,439	$12,265	$12,134
4/23	$11,427	$12,237	$12,075
5/23	$11,319	$12,131	$11,970
6/23	$11,406	$12,253	$12,071
7/23	$11,433	$12,301	$12,098
8/23	$11,288	$12,124	$11,981
9/23	$10,971	$11,769	$11,681
10/23	$10,815	$11,669	$11,638
11/23	$11,547	$12,409	$12,234
12/23	$11,834	$12,698	$12,476
1/24	$11,813	$12,633	$12,416
2/24	$11,830	$12,649	$12,434
3/24	$11,822	$12,649	$12,429
4/24	$11,713	$12,492	$12,290
5/24	$11,705	$12,455	$12,206
6/24	$11,873	$12,646	$12,382
7/24	$11,972	$12,762	$12,505

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	4.67%	1.05%	2.15%
Class A with 3.25% Maximum Sales Charge	1.30%	0.39%	1.81%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Connecticut Municipal Bond Index	3.36%	1.28%	2.26%

AssetsNet	$ 115,390,887	$ 115,390,887
Holdings Count | Holding	116	116
Advisory Fees Paid, Amount	$ 354,241
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,390,887
# of Portfolio Holdings	116
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$354,241

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.0%
Student Loan	3.1%
Water and Sewer	4.3%
Special Tax Revenue	6.1%
Hospital	8.9%
Housing	9.2%
Education	27.4%
General Obligations	35.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013172
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class C
Trading Symbol	ECCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an underweight position in the special tax sector, which underperformed the Index during the period, contributed to returns

↑ Security selections and an underweight position in AA-rated bonds helped Index-relative returns as AA bonds generally underperformed lower-rated bonds

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds generally outperformed higher-rated bonds

↓ An underweight position in bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ An overweight position in the education sector, which underperformed the Index, detracted from the Fund’s Index-relative returns during the period

↓ An out-of-Index exposure to bonds with effective maturities of under one year hurt returns as shorter-maturity bonds underperformed longer-maturity bonds

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/14	$10,000	$10,000	$10,000
8/14	$10,141	$10,121	$10,099
9/14	$10,155	$10,131	$10,095
10/14	$10,218	$10,201	$10,151
11/14	$10,212	$10,218	$10,157
12/14	$10,264	$10,270	$10,193
1/15	$10,455	$10,452	$10,345
2/15	$10,340	$10,344	$10,242
3/15	$10,353	$10,374	$10,266
4/15	$10,306	$10,320	$10,222
5/15	$10,270	$10,291	$10,192
6/15	$10,224	$10,282	$10,181
7/15	$10,276	$10,356	$10,242
8/15	$10,268	$10,377	$10,267
9/15	$10,332	$10,452	$10,338
10/15	$10,365	$10,493	$10,374
11/15	$10,418	$10,535	$10,404
12/15	$10,472	$10,609	$10,474
1/16	$10,595	$10,736	$10,601
2/16	$10,609	$10,753	$10,610
3/16	$10,642	$10,787	$10,614
4/16	$10,706	$10,866	$10,683
5/16	$10,708	$10,895	$10,692
6/16	$10,844	$11,069	$10,845
7/16	$10,845	$11,075	$10,853
8/16	$10,908	$11,090	$10,851
9/16	$10,878	$11,035	$10,792
10/16	$10,785	$10,919	$10,670
11/16	$10,463	$10,512	$10,314
12/16	$10,525	$10,635	$10,410
1/17	$10,536	$10,705	$10,474
2/17	$10,579	$10,780	$10,540
3/17	$10,601	$10,803	$10,535
4/17	$10,675	$10,882	$10,629
5/17	$10,760	$11,054	$10,748
6/17	$10,718	$11,015	$10,665
7/17	$10,761	$11,104	$10,739
8/17	$10,804	$11,188	$10,830
9/17	$10,794	$11,131	$10,772
10/17	$10,762	$11,159	$10,809
11/17	$10,699	$11,099	$10,747
12/17	$10,775	$11,215	$10,815
1/18	$10,699	$11,083	$10,719
2/18	$10,658	$11,050	$10,694
3/18	$10,659	$11,090	$10,704
4/18	$10,638	$11,051	$10,685
5/18	$10,704	$11,177	$10,799
6/18	$10,727	$11,187	$10,813
7/18	$10,768	$11,214	$10,860
8/18	$10,798	$11,243	$10,881
9/18	$10,720	$11,170	$10,826
10/18	$10,653	$11,101	$10,783
11/18	$10,740	$11,224	$10,892
12/18	$10,837	$11,359	$11,014
1/19	$10,901	$11,444	$11,108
2/19	$10,944	$11,506	$11,179
3/19	$11,052	$11,688	$11,360
4/19	$11,072	$11,732	$11,410
5/19	$11,191	$11,893	$11,564
6/19	$11,232	$11,937	$11,621
7/19	$11,307	$12,033	$11,734
8/19	$11,459	$12,223	$11,881
9/19	$11,380	$12,125	$11,779
10/19	$11,366	$12,147	$11,816
11/19	$11,374	$12,177	$11,845
12/19	$11,393	$12,215	$11,877
1/20	$11,555	$12,434	$12,076
2/20	$11,664	$12,594	$12,197
3/20	$11,324	$12,137	$11,823
4/20	$11,142	$11,985	$11,664
5/20	$11,430	$12,366	$12,031
6/20	$11,517	$12,468	$12,150
7/20	$11,670	$12,678	$12,357
8/20	$11,629	$12,619	$12,325
9/20	$11,623	$12,621	$12,342
10/20	$11,593	$12,583	$12,319
11/20	$11,736	$12,773	$12,469
12/20	$11,808	$12,851	$12,511
1/21	$11,868	$12,933	$12,563
2/21	$11,680	$12,728	$12,396
3/21	$11,718	$12,806	$12,467
4/21	$11,790	$12,913	$12,536
5/21	$11,828	$12,952	$12,574
6/21	$11,843	$12,988	$12,592
7/21	$11,925	$13,095	$12,703
8/21	$11,880	$13,047	$12,661
9/21	$11,778	$12,953	$12,591
10/21	$11,745	$12,915	$12,547
11/21	$11,827	$13,025	$12,623
12/21	$11,829	$13,046	$12,635
1/22	$11,541	$12,689	$12,325
2/22	$11,475	$12,644	$12,287
3/22	$11,186	$12,234	$11,926
4/22	$10,898	$11,895	$11,664
5/22	$11,004	$12,072	$11,828
6/22	$10,821	$11,874	$11,717
7/22	$11,091	$12,188	$12,002
8/22	$10,803	$11,921	$11,771
9/22	$10,423	$11,463	$11,406
10/22	$10,370	$11,368	$11,352
11/22	$10,855	$11,900	$11,785
12/22	$10,860	$11,934	$11,834
1/23	$11,122	$12,277	$12,110
2/23	$10,858	$11,999	$11,876
3/23	$11,075	$12,265	$12,134
4/23	$11,069	$12,237	$12,075
5/23	$10,944	$12,131	$11,970
6/23	$11,022	$12,253	$12,071
7/23	$11,053	$12,301	$12,098
8/23	$10,906	$12,124	$11,981
9/23	$10,580	$11,769	$11,681
10/23	$10,433	$11,669	$11,638
11/23	$11,124	$12,409	$12,234
12/23	$11,394	$12,698	$12,476
1/24	$11,379	$12,633	$12,416
2/24	$11,376	$12,649	$12,434
3/24	$11,361	$12,649	$12,429
4/24	$11,261	$12,492	$12,290
5/24	$11,246	$12,455	$12,206
6/24	$11,389	$12,646	$12,382
7/24	$11,659	$12,762	$12,505

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	3.89%	0.31%	1.55%
Class C with 1% Maximum Deferred Sales Charge	2.89%	0.31%	1.55%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Connecticut Municipal Bond Index	3.36%	1.28%	2.26%

AssetsNet	$ 115,390,887	$ 115,390,887
Holdings Count | Holding	116	116
Advisory Fees Paid, Amount	$ 354,241
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,390,887
# of Portfolio Holdings	116
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$354,241

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.0%
Student Loan	3.1%
Water and Sewer	4.3%
Special Tax Revenue	6.1%
Hospital	8.9%
Housing	9.2%
Education	27.4%
General Obligations	35.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063955
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class I
Trading Symbol	EICTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an underweight position in the special tax sector, which underperformed the Index during the period, contributed to returns

↑ Security selections and an underweight position in AA-rated bonds helped Index-relative returns as AA bonds generally underperformed lower-rated bonds

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds generally outperformed higher-rated bonds

↓ An underweight position in bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ An overweight position in the education sector, which underperformed the Index, detracted from the Fund’s Index-relative returns during the period

↓ An out-of-Index exposure to bonds with effective maturities of under one year hurt returns as shorter-maturity bonds underperformed longer-maturity bonds

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/14	$1,000,000	$1,000,000	$1,000,000
8/14	$1,014,855	$1,012,107	$1,009,882
9/14	$1,017,068	$1,013,136	$1,009,478
10/14	$1,024,175	$1,020,082	$1,015,112
11/14	$1,024,376	$1,021,847	$1,015,710
12/14	$1,030,470	$1,027,003	$1,019,268
1/15	$1,050,363	$1,045,205	$1,034,529
2/15	$1,039,590	$1,034,424	$1,024,200
3/15	$1,041,760	$1,037,411	$1,026,594
4/15	$1,037,938	$1,031,968	$1,022,232
5/15	$1,035,172	$1,029,117	$1,019,197
6/15	$1,031,354	$1,028,179	$1,018,066
7/15	$1,037,414	$1,035,627	$1,024,177
8/15	$1,037,475	$1,037,660	$1,026,670
9/15	$1,044,696	$1,045,177	$1,033,806
10/15	$1,048,845	$1,049,332	$1,037,391
11/15	$1,055,086	$1,053,504	$1,040,400
12/15	$1,061,334	$1,060,906	$1,047,358
1/16	$1,074,690	$1,073,565	$1,060,149
2/16	$1,076,889	$1,075,253	$1,061,006
3/16	$1,081,116	$1,078,659	$1,061,417
4/16	$1,088,474	$1,086,590	$1,068,322
5/16	$1,088,517	$1,089,529	$1,069,209
6/16	$1,104,218	$1,106,862	$1,084,463
7/16	$1,104,125	$1,107,538	$1,085,314
8/16	$1,112,465	$1,109,032	$1,085,145
9/16	$1,110,323	$1,103,497	$1,079,162
10/16	$1,101,787	$1,091,920	$1,066,976
11/16	$1,069,820	$1,051,197	$1,031,377
12/16	$1,075,953	$1,063,538	$1,041,024
1/17	$1,078,999	$1,070,549	$1,047,361
2/17	$1,084,227	$1,077,983	$1,053,977
3/17	$1,087,295	$1,080,323	$1,053,457
4/17	$1,095,742	$1,088,162	$1,062,899
5/17	$1,105,299	$1,105,432	$1,074,844
6/17	$1,101,948	$1,101,468	$1,066,533
7/17	$1,107,240	$1,110,379	$1,073,922
8/17	$1,112,498	$1,118,829	$1,082,957
9/17	$1,112,334	$1,113,141	$1,077,216
10/17	$1,109,984	$1,115,858	$1,080,878
11/17	$1,104,383	$1,109,883	$1,074,750
12/17	$1,113,059	$1,121,483	$1,081,504
1/18	$1,106,129	$1,108,280	$1,071,894
2/18	$1,102,773	$1,104,969	$1,069,423
3/18	$1,103,764	$1,109,047	$1,070,449
4/18	$1,101,403	$1,105,089	$1,068,549
5/18	$1,110,166	$1,117,744	$1,079,859
6/18	$1,112,294	$1,118,698	$1,081,295
7/18	$1,118,602	$1,121,412	$1,086,040
8/18	$1,121,503	$1,124,292	$1,088,061
9/18	$1,115,469	$1,117,014	$1,082,581
10/18	$1,109,426	$1,110,135	$1,078,257
11/18	$1,119,272	$1,122,422	$1,089,226
12/18	$1,130,321	$1,135,861	$1,101,370
1/19	$1,137,816	$1,144,448	$1,110,791
2/19	$1,143,191	$1,150,575	$1,117,925
3/19	$1,155,326	$1,168,763	$1,135,985
4/19	$1,157,226	$1,173,156	$1,141,046
5/19	$1,171,685	$1,189,329	$1,156,373
6/19	$1,176,935	$1,193,721	$1,162,117
7/19	$1,185,680	$1,203,341	$1,173,423
8/19	$1,202,537	$1,222,322	$1,188,059
9/19	$1,194,057	$1,212,524	$1,177,892
10/19	$1,194,781	$1,214,697	$1,181,610
11/19	$1,196,621	$1,217,735	$1,184,545
12/19	$1,198,390	$1,221,453	$1,187,732
1/20	$1,217,487	$1,243,398	$1,207,566
2/20	$1,229,902	$1,259,432	$1,219,670
3/20	$1,195,149	$1,213,749	$1,182,330
4/20	$1,176,908	$1,198,516	$1,166,444
5/20	$1,208,203	$1,236,643	$1,203,142
6/20	$1,218,267	$1,246,821	$1,215,010
7/20	$1,235,424	$1,267,820	$1,235,684
8/20	$1,232,136	$1,261,872	$1,232,478
9/20	$1,232,424	$1,262,139	$1,234,150
10/20	$1,230,275	$1,258,348	$1,231,858
11/20	$1,246,340	$1,277,337	$1,246,868
12/20	$1,255,001	$1,285,118	$1,251,055
1/21	$1,262,359	$1,293,308	$1,256,251
2/21	$1,243,347	$1,272,759	$1,239,614
3/21	$1,248,367	$1,280,608	$1,246,690
4/21	$1,257,053	$1,291,350	$1,253,597
5/21	$1,262,057	$1,295,202	$1,257,448
6/21	$1,264,704	$1,298,759	$1,259,219
7/21	$1,274,440	$1,309,530	$1,270,324
8/21	$1,270,683	$1,304,724	$1,266,056
9/21	$1,260,831	$1,295,309	$1,259,050
10/21	$1,258,302	$1,291,521	$1,254,662
11/21	$1,268,092	$1,302,516	$1,262,349
12/21	$1,269,256	$1,304,617	$1,263,472
1/22	$1,239,507	$1,268,906	$1,232,460
2/22	$1,233,340	$1,264,360	$1,228,693
3/22	$1,203,417	$1,223,373	$1,192,593
4/22	$1,173,499	$1,189,535	$1,166,403
5/22	$1,184,542	$1,207,206	$1,182,834
6/22	$1,167,051	$1,187,434	$1,171,716
7/22	$1,195,829	$1,218,808	$1,200,166
8/22	$1,165,851	$1,192,096	$1,177,070
9/22	$1,127,080	$1,146,342	$1,140,595
10/22	$1,120,990	$1,136,809	$1,135,194
11/22	$1,175,428	$1,189,982	$1,178,476
12/22	$1,176,930	$1,193,388	$1,183,368
1/23	$1,206,198	$1,227,669	$1,210,987
2/23	$1,178,558	$1,199,909	$1,187,639
3/23	$1,203,017	$1,226,532	$1,213,403
4/23	$1,202,032	$1,223,730	$1,207,505
5/23	$1,190,783	$1,213,125	$1,196,978
6/23	$1,200,135	$1,225,277	$1,207,122
7/23	$1,203,190	$1,230,125	$1,209,841
8/23	$1,189,446	$1,212,415	$1,198,143
9/23	$1,155,036	$1,176,881	$1,168,116
10/23	$1,138,704	$1,166,866	$1,163,806
11/23	$1,215,998	$1,240,940	$1,223,371
12/23	$1,246,492	$1,269,782	$1,247,589
1/24	$1,244,457	$1,263,297	$1,241,561
2/24	$1,246,429	$1,264,919	$1,243,371
3/24	$1,245,828	$1,264,879	$1,242,867
4/24	$1,235,871	$1,249,214	$1,229,047
5/24	$1,235,179	$1,245,550	$1,220,579
6/24	$1,251,823	$1,264,642	$1,238,210
7/24	$1,263,266	$1,276,168	$1,250,542

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	4.99%	1.27%	2.36%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Connecticut Municipal Bond Index	3.36%	1.28%	2.26%

AssetsNet	$ 115,390,887	$ 115,390,887
Holdings Count | Holding	116	116
Advisory Fees Paid, Amount	$ 354,241
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,390,887
# of Portfolio Holdings	116
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$354,241

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.0%
Student Loan	3.1%
Water and Sewer	4.3%
Special Tax Revenue	6.1%
Hospital	8.9%
Housing	9.2%
Education	27.4%
General Obligations	35.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013114
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 17+ years to maturity helped as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to the Fund’s performance

↑ Security selections and an underweight position in AA-rated bonds helped returns during a period when AA-rated bonds underperformed lower-rated bonds

↓ Security selections and an underweight position in BBB-rated bonds detracted from returns as lower-rated bonds generally outperformed higher-rated bonds

↓ Security selections in bonds with 4-6 years remaining to maturity detracted from the Fund’s Index-relative performance during the period

↓ An underweight position in the transportation sector, which outperformed the Index during the period, detracted from the Fund’s Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/14	$9,675	$10,000	$10,000
8/14	$9,772	$10,121	$10,096
9/14	$9,809	$10,131	$10,087
10/14	$9,836	$10,201	$10,140
11/14	$9,822	$10,218	$10,151
12/14	$9,868	$10,270	$10,195
1/15	$9,996	$10,452	$10,364
2/15	$9,951	$10,344	$10,255
3/15	$9,957	$10,374	$10,292
4/15	$9,931	$10,320	$10,249
5/15	$9,916	$10,291	$10,227
6/15	$9,922	$10,282	$10,232
7/15	$9,959	$10,356	$10,302
8/15	$9,975	$10,377	$10,333
9/15	$10,034	$10,452	$10,404
10/15	$10,071	$10,493	$10,436
11/15	$10,110	$10,535	$10,452
12/15	$10,168	$10,609	$10,503
1/16	$10,257	$10,736	$10,625
2/16	$10,249	$10,753	$10,646
3/16	$10,284	$10,787	$10,660
4/16	$10,363	$10,866	$10,723
5/16	$10,376	$10,895	$10,733
6/16	$10,518	$11,069	$10,881
7/16	$10,499	$11,075	$10,887
8/16	$10,523	$11,090	$10,892
9/16	$10,472	$11,035	$10,832
10/16	$10,377	$10,919	$10,742
11/16	$10,037	$10,512	$10,352
12/16	$10,149	$10,635	$10,471
1/17	$10,172	$10,705	$10,546
2/17	$10,218	$10,780	$10,638
3/17	$10,240	$10,803	$10,659
4/17	$10,307	$10,882	$10,733
5/17	$10,473	$11,054	$10,864
6/17	$10,431	$11,015	$10,820
7/17	$10,476	$11,104	$10,905
8/17	$10,542	$11,188	$10,962
9/17	$10,499	$11,131	$10,904
10/17	$10,500	$11,159	$10,925
11/17	$10,467	$11,099	$10,839
12/17	$10,567	$11,215	$10,946
1/18	$10,412	$11,083	$10,833
2/18	$10,358	$11,050	$10,807
3/18	$10,414	$11,090	$10,833
4/18	$10,368	$11,051	$10,803
5/18	$10,481	$11,177	$10,899
6/18	$10,481	$11,187	$10,910
7/18	$10,492	$11,214	$10,939
8/18	$10,514	$11,243	$10,952
9/18	$10,445	$11,170	$10,883
10/18	$10,376	$11,101	$10,830
11/18	$10,479	$11,224	$10,952
12/18	$10,605	$11,359	$11,096
1/19	$10,684	$11,444	$11,182
2/19	$10,741	$11,506	$11,240
3/19	$10,877	$11,688	$11,395
4/19	$10,909	$11,732	$11,418
5/19	$11,033	$11,893	$11,557
6/19	$11,076	$11,937	$11,606
7/19	$11,165	$12,033	$11,703
8/19	$11,336	$12,223	$11,865
9/19	$11,251	$12,125	$11,761
10/19	$11,246	$12,147	$11,784
11/19	$11,255	$12,177	$11,810
12/19	$11,286	$12,215	$11,836
1/20	$11,456	$12,434	$12,033
2/20	$11,568	$12,594	$12,159
3/20	$11,270	$12,137	$11,855
4/20	$11,135	$11,985	$11,730
5/20	$11,471	$12,366	$12,103
6/20	$11,512	$12,468	$12,146
7/20	$11,659	$12,678	$12,314
8/20	$11,616	$12,619	$12,252
9/20	$11,621	$12,621	$12,263
10/20	$11,579	$12,583	$12,234
11/20	$11,717	$12,773	$12,391
12/20	$11,757	$12,851	$12,442
1/21	$11,798	$12,933	$12,487
2/21	$11,637	$12,728	$12,317
3/21	$11,677	$12,806	$12,376
4/21	$11,754	$12,913	$12,472
5/21	$11,782	$12,952	$12,487
6/21	$11,799	$12,988	$12,509
7/21	$11,888	$13,095	$12,613
8/21	$11,855	$13,047	$12,562
9/21	$11,775	$12,953	$12,478
10/21	$11,754	$12,915	$12,432
11/21	$11,818	$13,025	$12,528
12/21	$11,821	$13,046	$12,548
1/22	$11,569	$12,689	$12,227
2/22	$11,524	$12,644	$12,194
3/22	$11,259	$12,234	$11,834
4/22	$11,031	$11,895	$11,543
5/22	$11,170	$12,072	$11,689
6/22	$11,043	$11,874	$11,527
7/22	$11,256	$12,188	$11,804
8/22	$11,053	$11,921	$11,583
9/22	$10,717	$11,463	$11,183
10/22	$10,664	$11,368	$11,088
11/22	$11,055	$11,900	$11,579
12/22	$11,064	$11,934	$11,624
1/23	$11,320	$12,277	$11,917
2/23	$11,108	$11,999	$11,678
3/23	$11,292	$12,265	$11,924
4/23	$11,265	$12,237	$11,877
5/23	$11,165	$12,131	$11,750
6/23	$11,252	$12,253	$11,813
7/23	$11,261	$12,301	$11,878
8/23	$11,137	$12,124	$11,730
9/23	$10,787	$11,769	$11,366
10/23	$10,626	$11,669	$11,298
11/23	$11,377	$12,409	$11,984
12/23	$11,621	$12,698	$12,214
1/24	$11,599	$12,633	$12,144
2/24	$11,604	$12,649	$12,172
3/24	$11,583	$12,649	$12,151
4/24	$11,472	$12,492	$12,007
5/24	$11,477	$12,455	$11,935
6/24	$11,624	$12,646	$12,130
7/24	$11,708	$12,762	$12,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	3.95%	0.95%	1.92%
Class A with 3.25% Maximum Sales Charge	0.58%	0.29%	1.59%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Minnesota Municipal Bond Index	3.19%	0.93%	2.05%

AssetsNet	$ 247,709,568	$ 247,709,568
Holdings Count | Holding	152	152
Advisory Fees Paid, Amount	$ 887,103
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,709,568
# of Portfolio Holdings	152
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$887,103

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	14.0%
Transportation	4.9%
Education	11.8%
Electric Utilities	14.6%
Hospital	18.3%
General Obligations	36.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013116
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.46%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in BBB-rated bonds detracted from returns as lower-rated bonds generally outperformed higher-rated bonds

↓ Security selections in bonds with 4-6 years remaining to maturity detracted from the Fund’s Index-relative performance during the period

↓ An underweight position in the transportation sector, which outperformed the Index during the period, detracted from the Fund’s Index-relative returns

↑ Security selections and an overweight exposure to bonds with 17+ years to maturity helped as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to the Fund’s performance

↑ Security selections and an underweight position in AA-rated bonds helped returns during a period when AA-rated bonds underperformed lower-rated bonds

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/14	$10,000	$10,000	$10,000
8/14	$10,099	$10,121	$10,096
9/14	$10,120	$10,131	$10,087
10/14	$10,151	$10,201	$10,140
11/14	$10,133	$10,218	$10,151
12/14	$10,173	$10,270	$10,195
1/15	$10,301	$10,452	$10,364
2/15	$10,244	$10,344	$10,255
3/15	$10,244	$10,374	$10,292
4/15	$10,206	$10,320	$10,249
5/15	$10,187	$10,291	$10,227
6/15	$10,188	$10,282	$10,232
7/15	$10,219	$10,356	$10,302
8/15	$10,230	$10,377	$10,333
9/15	$10,291	$10,452	$10,404
10/15	$10,322	$10,493	$10,436
11/15	$10,345	$10,535	$10,452
12/15	$10,406	$10,609	$10,503
1/16	$10,485	$10,736	$10,625
2/16	$10,472	$10,753	$10,646
3/16	$10,502	$10,787	$10,660
4/16	$10,572	$10,866	$10,723
5/16	$10,579	$10,895	$10,733
6/16	$10,719	$11,069	$10,881
7/16	$10,686	$11,075	$10,887
8/16	$10,703	$11,090	$10,892
9/16	$10,650	$11,035	$10,832
10/16	$10,556	$10,919	$10,742
11/16	$10,199	$10,512	$10,352
12/16	$10,310	$10,635	$10,471
1/17	$10,327	$10,705	$10,546
2/17	$10,366	$10,780	$10,638
3/17	$10,382	$10,803	$10,659
4/17	$10,441	$10,882	$10,733
5/17	$10,592	$11,054	$10,864
6/17	$10,547	$11,015	$10,820
7/17	$10,595	$11,104	$10,905
8/17	$10,652	$11,188	$10,962
9/17	$10,607	$11,131	$10,904
10/17	$10,602	$11,159	$10,925
11/17	$10,546	$11,099	$10,839
12/17	$10,656	$11,215	$10,946
1/18	$10,484	$11,083	$10,833
2/18	$10,429	$11,050	$10,807
3/18	$10,476	$11,090	$10,833
4/18	$10,418	$11,051	$10,803
5/18	$10,529	$11,177	$10,899
6/18	$10,514	$11,187	$10,910
7/18	$10,529	$11,214	$10,939
8/18	$10,534	$11,243	$10,952
9/18	$10,465	$11,170	$10,883
10/18	$10,386	$11,101	$10,830
11/18	$10,487	$11,224	$10,952
12/18	$10,610	$11,359	$11,096
1/19	$10,689	$11,444	$11,182
2/19	$10,727	$11,506	$11,240
3/19	$10,858	$11,688	$11,395
4/19	$10,883	$11,732	$11,418
5/19	$11,003	$11,893	$11,557
6/19	$11,038	$11,937	$11,606
7/19	$11,115	$12,033	$11,703
8/19	$11,278	$12,223	$11,865
9/19	$11,183	$12,125	$11,761
10/19	$11,183	$12,147	$11,784
11/19	$11,186	$12,177	$11,810
12/19	$11,209	$12,215	$11,836
1/20	$11,360	$12,434	$12,033
2/20	$11,469	$12,594	$12,159
3/20	$11,166	$12,137	$11,855
4/20	$11,036	$11,985	$11,730
5/20	$11,361	$12,366	$12,103
6/20	$11,394	$12,468	$12,146
7/20	$11,522	$12,678	$12,314
8/20	$11,477	$12,619	$12,252
9/20	$11,476	$12,621	$12,263
10/20	$11,431	$12,583	$12,234
11/20	$11,551	$12,773	$12,391
12/20	$11,582	$12,851	$12,442
1/21	$11,624	$12,933	$12,487
2/21	$11,449	$12,728	$12,317
3/21	$11,491	$12,806	$12,376
4/21	$11,555	$12,913	$12,472
5/21	$11,575	$12,952	$12,487
6/21	$11,585	$12,988	$12,509
7/21	$11,659	$13,095	$12,613
8/21	$11,623	$13,047	$12,562
9/21	$11,544	$12,953	$12,478
10/21	$11,507	$12,915	$12,432
11/21	$11,560	$13,025	$12,528
12/21	$11,556	$13,046	$12,548
1/22	$11,309	$12,689	$12,227
2/22	$11,252	$12,644	$12,194
3/22	$10,994	$12,234	$11,834
4/22	$10,771	$11,895	$11,543
5/22	$10,891	$12,072	$11,689
6/22	$10,759	$11,874	$11,527
7/22	$10,958	$12,188	$11,804
8/22	$10,758	$11,921	$11,583
9/22	$10,426	$11,463	$11,183
10/22	$10,362	$11,368	$11,088
11/22	$10,744	$11,900	$11,579
12/22	$10,747	$11,934	$11,624
1/23	$10,983	$12,277	$11,917
2/23	$10,765	$11,999	$11,678
3/23	$10,936	$12,265	$11,924
4/23	$10,907	$12,237	$11,877
5/23	$10,811	$12,131	$11,750
6/23	$10,885	$12,253	$11,813
7/23	$10,888	$12,301	$11,878
8/23	$10,759	$12,124	$11,730
9/23	$10,406	$11,769	$11,366
10/23	$10,246	$11,669	$11,298
11/23	$10,972	$12,409	$11,984
12/23	$11,197	$12,698	$12,214
1/24	$11,161	$12,633	$12,144
2/24	$11,161	$12,649	$12,172
3/24	$11,137	$12,649	$12,151
4/24	$11,033	$12,492	$12,007
5/24	$11,021	$12,455	$11,935
6/24	$11,159	$12,646	$12,130
7/24	$11,396	$12,762	$12,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	3.11%	0.20%	1.31%
Class C with 1% Maximum Deferred Sales Charge	2.11%	0.20%	1.31%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Minnesota Municipal Bond Index	3.19%	0.93%	2.05%

AssetsNet	$ 247,709,568	$ 247,709,568
Holdings Count | Holding	152	152
Advisory Fees Paid, Amount	$ 887,103
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,709,568
# of Portfolio Holdings	152
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$887,103

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	14.0%
Transportation	4.9%
Education	11.8%
Electric Utilities	14.6%
Hospital	18.3%
General Obligations	36.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092718
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 17+ years to maturity helped as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to the Fund’s performance

↑ Security selections and an underweight position in AA-rated bonds helped returns during a period when AA-rated bonds underperformed lower-rated bonds

↓ Security selections and an underweight position in BBB-rated bonds detracted from returns as lower-rated bonds generally outperformed higher-rated bonds

↓ Security selections in bonds with 4-6 years remaining to maturity detracted from the Fund’s Index-relative performance during the period

↓ An underweight position in the transportation sector, which outperformed the Index during the period, detracted from the Fund’s Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/14	$1,000,000	$1,000,000	$1,000,000
8/14	$1,010,239	$1,012,107	$1,009,632
9/14	$1,014,214	$1,013,136	$1,008,729
10/14	$1,017,127	$1,020,082	$1,014,041
11/14	$1,015,845	$1,021,847	$1,015,074
12/14	$1,020,835	$1,027,003	$1,019,505
1/15	$1,034,273	$1,045,205	$1,036,414
2/15	$1,029,737	$1,034,424	$1,025,483
3/15	$1,030,482	$1,037,411	$1,029,214
4/15	$1,028,052	$1,031,968	$1,024,880
5/15	$1,026,671	$1,029,117	$1,022,698
6/15	$1,027,437	$1,028,179	$1,023,193
7/15	$1,031,460	$1,035,627	$1,030,153
8/15	$1,033,262	$1,037,660	$1,033,339
9/15	$1,039,519	$1,045,177	$1,040,357
10/15	$1,043,512	$1,049,332	$1,043,589
11/15	$1,047,772	$1,053,504	$1,045,195
12/15	$1,055,045	$1,060,906	$1,050,317
1/16	$1,063,289	$1,073,565	$1,062,514
2/16	$1,062,612	$1,075,253	$1,064,574
3/16	$1,066,506	$1,078,659	$1,066,050
4/16	$1,074,836	$1,086,590	$1,072,343
5/16	$1,076,402	$1,089,529	$1,073,292
6/16	$1,091,283	$1,106,862	$1,088,123
7/16	$1,089,490	$1,107,538	$1,088,655
8/16	$1,092,171	$1,109,032	$1,089,174
9/16	$1,087,046	$1,103,497	$1,083,215
10/16	$1,077,410	$1,091,920	$1,074,157
11/16	$1,042,269	$1,051,197	$1,035,231
12/16	$1,053,995	$1,063,538	$1,047,132
1/17	$1,056,659	$1,070,549	$1,054,618
2/17	$1,061,531	$1,077,983	$1,063,805
3/17	$1,065,201	$1,080,323	$1,065,904
4/17	$1,071,210	$1,088,162	$1,073,275
5/17	$1,088,617	$1,105,432	$1,086,391
6/17	$1,084,413	$1,101,468	$1,082,022
7/17	$1,089,242	$1,110,379	$1,090,492
8/17	$1,096,366	$1,118,829	$1,096,151
9/17	$1,092,039	$1,113,141	$1,090,447
10/17	$1,092,305	$1,115,858	$1,092,495
11/17	$1,089,061	$1,109,883	$1,083,893
12/17	$1,099,721	$1,121,483	$1,094,603
1/18	$1,083,778	$1,108,280	$1,083,270
2/18	$1,078,292	$1,104,969	$1,080,664
3/18	$1,084,240	$1,109,047	$1,083,318
4/18	$1,079,705	$1,105,089	$1,080,285
5/18	$1,091,592	$1,117,744	$1,089,871
6/18	$1,091,790	$1,118,698	$1,090,960
7/18	$1,093,122	$1,121,412	$1,093,898
8/18	$1,095,578	$1,124,292	$1,095,163
9/18	$1,088,614	$1,117,014	$1,088,328
10/18	$1,081,637	$1,110,135	$1,082,970
11/18	$1,092,572	$1,122,422	$1,095,157
12/18	$1,105,821	$1,135,861	$1,109,629
1/19	$1,115,463	$1,144,448	$1,118,155
2/19	$1,120,416	$1,150,575	$1,123,981
3/19	$1,134,758	$1,168,763	$1,139,524
4/19	$1,138,323	$1,173,156	$1,141,833
5/19	$1,151,408	$1,189,329	$1,155,735
6/19	$1,156,125	$1,193,721	$1,160,641
7/19	$1,165,644	$1,203,341	$1,170,289
8/19	$1,183,634	$1,222,322	$1,186,461
9/19	$1,174,954	$1,212,524	$1,176,055
10/19	$1,174,692	$1,214,697	$1,178,376
11/19	$1,175,776	$1,217,735	$1,180,993
12/19	$1,179,261	$1,221,453	$1,183,621
1/20	$1,197,170	$1,243,398	$1,203,347
2/20	$1,209,103	$1,259,432	$1,215,945
3/20	$1,178,078	$1,213,749	$1,185,453
4/20	$1,164,186	$1,198,516	$1,172,975
5/20	$1,199,505	$1,236,643	$1,210,340
6/20	$1,204,011	$1,246,821	$1,214,580
7/20	$1,219,566	$1,267,820	$1,231,379
8/20	$1,215,315	$1,261,872	$1,225,233
9/20	$1,216,058	$1,262,139	$1,226,313
10/20	$1,211,835	$1,258,348	$1,223,409
11/20	$1,226,435	$1,277,337	$1,239,050
12/20	$1,230,894	$1,285,118	$1,244,228
1/21	$1,235,352	$1,293,308	$1,248,724
2/21	$1,218,641	$1,272,759	$1,231,697
3/21	$1,223,087	$1,280,608	$1,237,625
4/21	$1,231,337	$1,291,350	$1,247,157
5/21	$1,234,537	$1,295,202	$1,248,717
6/21	$1,236,511	$1,298,759	$1,250,896
7/21	$1,245,998	$1,309,530	$1,261,293
8/21	$1,242,806	$1,304,724	$1,256,224
9/21	$1,234,590	$1,295,309	$1,247,843
10/21	$1,232,586	$1,291,521	$1,243,196
11/21	$1,239,504	$1,302,516	$1,252,843
12/21	$1,240,036	$1,304,617	$1,254,791
1/22	$1,213,774	$1,268,906	$1,222,728
2/22	$1,209,267	$1,264,360	$1,219,442
3/22	$1,181,676	$1,223,373	$1,183,439
4/22	$1,157,948	$1,189,535	$1,154,268
5/22	$1,172,693	$1,207,206	$1,168,852
6/22	$1,159,565	$1,187,434	$1,152,699
7/22	$1,182,146	$1,218,808	$1,180,406
8/22	$1,161,050	$1,192,096	$1,158,297
9/22	$1,125,914	$1,146,342	$1,118,292
10/22	$1,120,495	$1,136,809	$1,108,837
11/22	$1,161,828	$1,189,982	$1,157,945
12/22	$1,162,967	$1,193,388	$1,162,380
1/23	$1,190,100	$1,227,669	$1,191,695
2/23	$1,167,943	$1,199,909	$1,167,810
3/23	$1,187,490	$1,226,532	$1,192,375
4/23	$1,184,902	$1,223,730	$1,187,744
5/23	$1,174,497	$1,213,125	$1,175,050
6/23	$1,183,889	$1,225,277	$1,181,286
7/23	$1,185,077	$1,230,125	$1,187,827
8/23	$1,172,134	$1,212,415	$1,173,008
9/23	$1,135,480	$1,176,881	$1,136,555
10/23	$1,118,752	$1,166,866	$1,129,849
11/23	$1,197,998	$1,240,940	$1,198,397
12/23	$1,223,932	$1,269,782	$1,221,433
1/24	$1,221,841	$1,263,297	$1,214,366
2/24	$1,222,545	$1,264,919	$1,217,170
3/24	$1,220,485	$1,264,879	$1,215,056
4/24	$1,209,074	$1,249,214	$1,200,691
5/24	$1,209,764	$1,245,550	$1,193,539
6/24	$1,225,463	$1,264,642	$1,212,958
7/24	$1,234,300	$1,276,168	$1,225,692

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	4.15%	1.15%	2.13%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Minnesota Municipal Bond Index	3.19%	0.93%	2.05%

AssetsNet	$ 247,709,568	$ 247,709,568
Holdings Count | Holding	152	152
Advisory Fees Paid, Amount	$ 887,103
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,709,568
# of Portfolio Holdings	152
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$887,103

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	14.0%
Transportation	4.9%
Education	11.8%
Electric Utilities	14.6%
Hospital	18.3%
General Obligations	36.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100969
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds outperformed higher-rated bonds

↑ Security selections in California bonds, which underperformed the Index during the period, contributed to the Fund’s Index-relative returns

↑ Security selections in local general obligation bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ Security selections and an underweight position in A-rated bonds, which generally outperformed higher-rated bonds during the period, hurt returns

↓ An underweight exposure to bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ Security selections in the IDR/PCR sector (industrial development revenue/pollution control revenue) detracted from returns during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
7/14	$9,675	$10,000
8/14	$9,847	$10,121
9/14	$9,891	$10,131
10/14	$9,961	$10,201
11/14	$9,960	$10,218
12/14	$10,059	$10,270
1/15	$10,263	$10,452
2/15	$10,126	$10,344
3/15	$10,182	$10,374
4/15	$10,134	$10,320
5/15	$10,086	$10,291
6/15	$10,041	$10,282
7/15	$10,127	$10,356
8/15	$10,144	$10,377
9/15	$10,259	$10,452
10/15	$10,304	$10,493
11/15	$10,385	$10,535
12/15	$10,464	$10,609
1/16	$10,612	$10,736
2/16	$10,619	$10,753
3/16	$10,678	$10,787
4/16	$10,774	$10,866
5/16	$10,797	$10,895
6/16	$11,000	$11,069
7/16	$10,998	$11,075
8/16	$11,031	$11,090
9/16	$11,002	$11,035
10/16	$10,882	$10,919
11/16	$10,421	$10,512
12/16	$10,504	$10,635
1/17	$10,549	$10,705
2/17	$10,625	$10,780
3/17	$10,672	$10,803
4/17	$10,783	$10,882
5/17	$10,938	$11,054
6/17	$10,911	$11,015
7/17	$11,002	$11,104
8/17	$11,102	$11,188
9/17	$11,082	$11,131
10/17	$11,070	$11,159
11/17	$11,022	$11,099
12/17	$11,114	$11,215
1/18	$10,995	$11,083
2/18	$10,969	$11,050
3/18	$10,998	$11,090
4/18	$10,964	$11,051
5/18	$11,096	$11,177
6/18	$11,108	$11,187
7/18	$11,158	$11,214
8/18	$11,170	$11,243
9/18	$11,116	$11,170
10/18	$11,044	$11,101
11/18	$11,133	$11,224
12/18	$11,231	$11,359
1/19	$11,338	$11,444
2/19	$11,399	$11,506
3/19	$11,534	$11,688
4/19	$11,565	$11,732
5/19	$11,701	$11,893
6/19	$11,751	$11,937
7/19	$11,829	$12,033
8/19	$11,975	$12,223
9/19	$11,899	$12,125
10/19	$11,910	$12,147
11/19	$11,930	$12,177
12/19	$11,969	$12,215
1/20	$12,172	$12,434
2/20	$12,358	$12,594
3/20	$11,563	$12,137
4/20	$11,225	$11,985
5/20	$11,578	$12,366
6/20	$11,885	$12,468
7/20	$12,103	$12,678
8/20	$12,104	$12,619
9/20	$12,098	$12,621
10/20	$12,081	$12,583
11/20	$12,281	$12,773
12/20	$12,450	$12,851
1/21	$12,631	$12,933
2/21	$12,482	$12,728
3/21	$12,520	$12,806
4/21	$12,625	$12,913
5/21	$12,700	$12,952
6/21	$12,766	$12,988
7/21	$12,870	$13,095
8/21	$12,825	$13,047
9/21	$12,711	$12,953
10/21	$12,667	$12,915
11/21	$12,775	$13,025
12/21	$12,775	$13,046
1/22	$12,455	$12,689
2/22	$12,382	$12,644
3/22	$12,031	$12,234
4/22	$11,693	$11,895
5/22	$11,766	$12,072
6/22	$11,541	$11,874
7/22	$11,780	$12,188
8/22	$11,567	$11,921
9/22	$11,197	$11,463
10/22	$11,097	$11,368
11/22	$11,521	$11,900
12/22	$11,520	$11,934
1/23	$11,845	$12,277
2/23	$11,613	$11,999
3/23	$11,821	$12,265
4/23	$11,798	$12,237
5/23	$11,732	$12,131
6/23	$11,827	$12,253
7/23	$11,856	$12,301
8/23	$11,706	$12,124
9/23	$11,396	$11,769
10/23	$11,235	$11,669
11/23	$11,934	$12,409
12/23	$12,213	$12,698
1/24	$12,236	$12,633
2/24	$12,248	$12,649
3/24	$12,270	$12,649
4/24	$12,162	$12,492
5/24	$12,173	$12,455
6/24	$12,371	$12,646
7/24	$12,488	$12,762

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.36%	1.10%	2.59%
Class A with 3.25% Maximum Sales Charge	1.97%	0.44%	2.24%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

AssetsNet	$ 655,366,494	$ 655,366,494
Holdings Count | Holding	360	360
Advisory Fees Paid, Amount	$ 3,410,907
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$655,366,494
# of Portfolio Holdings	360
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$3,410,907

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Other Revenue	3.1%
Electric Utilities	3.2%
Industrial Development Revenue	4.8%
Special Tax Revenue	5.5%
Education	5.8%
Senior Living/Life Care	8.5%
Housing	9.4%
Water and Sewer	9.8%
Transportation	11.9%
Hospital	12.3%
General Obligations	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

Effective December 31, 2023, the investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.92% of the Fund’s average daily net assets for Class A.  This agreement may be changed or terminated after November 30, 2024.

Material Fund Change Expenses [Text Block]

Effective December 31, 2023, the investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.92% of the Fund’s average daily net assets for Class A.  This agreement may be changed or terminated after November 30, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000100970
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	EMOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.70%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds outperformed higher-rated bonds

↑ Security selections in California bonds, which underperformed the Index during the period, contributed to the Fund’s Index-relative returns

↑ Security selections in local general obligation bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ Security selections and an underweight position in A-rated bonds, which generally outperformed higher-rated bonds during the period, hurt returns

↓ An underweight exposure to bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ Security selections in the IDR/PCR sector (industrial development revenue/pollution control revenue) detracted from returns during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
8/14	$10,000	$10,000
8/14	$10,075	$10,040
9/14	$10,113	$10,051
10/14	$10,176	$10,120
11/14	$10,169	$10,137
12/14	$10,262	$10,188
1/15	$10,464	$10,369
2/15	$10,318	$10,262
3/15	$10,368	$10,292
4/15	$10,312	$10,238
5/15	$10,266	$10,209
6/15	$10,205	$10,200
7/15	$10,286	$10,274
8/15	$10,296	$10,294
9/15	$10,407	$10,369
10/15	$10,455	$10,410
11/15	$10,521	$10,451
12/15	$10,595	$10,525
1/16	$10,738	$10,650
2/16	$10,739	$10,667
3/16	$10,792	$10,701
4/16	$10,882	$10,779
5/16	$10,907	$10,809
6/16	$11,096	$10,981
7/16	$11,096	$10,987
8/16	$11,123	$11,002
9/16	$11,077	$10,947
10/16	$10,950	$10,832
11/16	$10,479	$10,428
12/16	$10,555	$10,551
1/17	$10,594	$10,620
2/17	$10,663	$10,694
3/17	$10,704	$10,717
4/17	$10,818	$10,795
5/17	$10,967	$10,966
6/17	$10,923	$10,927
7/17	$11,017	$11,015
8/17	$11,101	$11,099
9/17	$11,074	$11,043
10/17	$11,055	$11,070
11/17	$11,010	$11,010
12/17	$11,085	$11,126
1/18	$10,968	$10,995
2/18	$10,927	$10,962
3/18	$10,949	$11,002
4/18	$10,917	$10,963
5/18	$11,032	$11,088
6/18	$11,047	$11,098
7/18	$11,080	$11,125
8/18	$11,094	$11,153
9/18	$11,034	$11,081
10/18	$10,955	$11,013
11/18	$11,037	$11,135
12/18	$11,127	$11,268
1/19	$11,217	$11,353
2/19	$11,270	$11,414
3/19	$11,397	$11,595
4/19	$11,421	$11,638
5/19	$11,557	$11,799
6/19	$11,599	$11,842
7/19	$11,659	$11,938
8/19	$11,795	$12,126
9/19	$11,714	$12,029
10/19	$11,717	$12,050
11/19	$11,739	$12,080
12/19	$11,761	$12,117
1/20	$11,962	$12,335
2/20	$12,138	$12,494
3/20	$11,340	$12,041
4/20	$11,001	$11,890
5/20	$11,350	$12,268
6/20	$11,634	$12,369
7/20	$11,850	$12,577
8/20	$11,844	$12,518
9/20	$11,830	$12,521
10/20	$11,797	$12,483
11/20	$11,994	$12,672
12/20	$12,142	$12,749
1/21	$12,311	$12,830
2/21	$12,159	$12,626
3/21	$12,198	$12,704
4/21	$12,292	$12,811
5/21	$12,348	$12,849
6/21	$12,404	$12,884
7/21	$12,507	$12,991
8/21	$12,456	$12,943
9/21	$12,337	$12,850
10/21	$12,277	$12,812
11/21	$12,373	$12,921
12/21	$12,366	$12,942
1/22	$12,057	$12,588
2/22	$11,970	$12,543
3/22	$11,624	$12,136
4/22	$11,299	$11,801
5/22	$11,353	$11,976
6/22	$11,129	$11,780
7/22	$11,362	$12,091
8/22	$11,150	$11,826
9/22	$10,776	$11,372
10/22	$10,673	$11,278
11/22	$11,084	$11,805
12/22	$11,076	$11,839
1/23	$11,372	$12,179
2/23	$11,152	$11,904
3/23	$11,345	$12,168
4/23	$11,316	$12,140
5/23	$11,245	$12,035
6/23	$11,329	$12,155
7/23	$11,350	$12,203
8/23	$11,189	$12,028
9/23	$10,895	$11,675
10/23	$10,735	$11,576
11/23	$11,395	$12,311
12/23	$11,655	$12,597
1/24	$11,670	$12,532
2/24	$11,674	$12,548
3/24	$11,688	$12,548
4/24	$11,577	$12,393
5/24	$11,581	$12,356
6/24	$11,762	$12,546
7/24	$12,048	$12,660

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 8/18/14
Class C	4.57%	0.36%	1.89%
Class C with 1% Maximum Deferred Sales Charge	3.57%	0.36%	1.89%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.40%

Performance Inception Date		Aug. 18, 2014
AssetsNet	$ 655,366,494	$ 655,366,494
Holdings Count | Holding	360	360
Advisory Fees Paid, Amount	$ 3,410,907
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$655,366,494
# of Portfolio Holdings	360
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$3,410,907

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Other Revenue	3.1%
Electric Utilities	3.2%
Industrial Development Revenue	4.8%
Special Tax Revenue	5.5%
Education	5.8%
Senior Living/Life Care	8.5%
Housing	9.4%
Water and Sewer	9.8%
Transportation	11.9%
Hospital	12.3%
General Obligations	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

Effective December 31, 2023, the investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.67% of the Fund’s average daily net assets for Class C.  This agreement may be changed or terminated after November 30, 2024.

Material Fund Change Expenses [Text Block]

Effective December 31, 2023, the investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.67% of the Fund’s average daily net assets for Class C.  This agreement may be changed or terminated after November 30, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000100971
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	EMOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds outperformed higher-rated bonds

↑ Security selections in California bonds, which underperformed the Index during the period, contributed to the Fund’s Index-relative returns

↑ Security selections in local general obligation bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ Security selections and an underweight position in A-rated bonds, which generally outperformed higher-rated bonds during the period, hurt returns

↓ An underweight exposure to bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ Security selections in the IDR/PCR sector (industrial development revenue/pollution control revenue) detracted from returns during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index
7/14	$1,000,000	$1,000,000
8/14	$1,017,967	$1,012,107
9/14	$1,022,768	$1,013,136
10/14	$1,030,211	$1,020,082
11/14	$1,031,246	$1,021,847
12/14	$1,040,719	$1,027,003
1/15	$1,063,006	$1,045,205
2/15	$1,048,151	$1,034,424
3/15	$1,055,024	$1,037,411
4/15	$1,049,351	$1,031,968
5/15	$1,045,579	$1,029,117
6/15	$1,040,198	$1,028,179
7/15	$1,049,403	$1,035,627
8/15	$1,051,303	$1,037,660
9/15	$1,063,501	$1,045,177
10/15	$1,069,300	$1,049,332
11/15	$1,077,857	$1,053,504
12/15	$1,085,366	$1,060,906
1/16	$1,100,990	$1,073,565
2/16	$1,101,927	$1,075,253
3/16	$1,109,221	$1,078,659
4/16	$1,118,415	$1,086,590
5/16	$1,121,962	$1,089,529
6/16	$1,143,280	$1,106,862
7/16	$1,143,272	$1,107,538
8/16	$1,147,010	$1,109,032
9/16	$1,144,197	$1,103,497
10/16	$1,131,074	$1,091,920
11/16	$1,084,341	$1,051,197
12/16	$1,092,202	$1,063,538
1/17	$1,098,141	$1,070,549
2/17	$1,106,165	$1,077,983
3/17	$1,111,302	$1,080,323
4/17	$1,123,042	$1,088,162
5/17	$1,139,468	$1,105,432
6/17	$1,136,857	$1,101,468
7/17	$1,146,602	$1,110,379
8/17	$1,157,244	$1,118,829
9/17	$1,155,371	$1,113,141
10/17	$1,154,424	$1,115,858
11/17	$1,149,682	$1,109,883
12/17	$1,159,514	$1,121,483
1/18	$1,147,274	$1,108,280
2/18	$1,143,880	$1,104,969
3/18	$1,147,176	$1,109,047
4/18	$1,144,774	$1,105,089
5/18	$1,157,846	$1,117,744
6/18	$1,160,320	$1,118,698
7/18	$1,165,752	$1,121,412
8/18	$1,167,245	$1,124,292
9/18	$1,161,910	$1,117,014
10/18	$1,154,616	$1,110,135
11/18	$1,164,115	$1,122,422
12/18	$1,174,635	$1,135,861
1/19	$1,186,089	$1,144,448
2/19	$1,192,661	$1,150,575
3/19	$1,206,059	$1,168,763
4/19	$1,209,588	$1,173,156
5/19	$1,225,010	$1,189,329
6/19	$1,230,487	$1,193,721
7/19	$1,237,887	$1,203,341
8/19	$1,254,378	$1,222,322
9/19	$1,246,795	$1,212,524
10/19	$1,247,144	$1,214,697
11/19	$1,250,507	$1,217,735
12/19	$1,253,874	$1,221,453
1/20	$1,276,429	$1,243,398
2/20	$1,296,178	$1,259,432
3/20	$1,212,162	$1,213,749
4/20	$1,176,989	$1,198,516
5/20	$1,215,293	$1,236,643
6/20	$1,246,639	$1,246,821
7/20	$1,270,786	$1,267,820
8/20	$1,271,209	$1,261,872
9/20	$1,270,789	$1,262,139
10/20	$1,269,308	$1,258,348
11/20	$1,290,580	$1,277,337
12/20	$1,307,574	$1,285,118
1/21	$1,327,908	$1,293,308
2/21	$1,311,475	$1,272,759
3/21	$1,316,778	$1,280,608
4/21	$1,328,103	$1,291,350
5/21	$1,335,211	$1,295,202
6/21	$1,342,348	$1,298,759
7/21	$1,354,659	$1,309,530
8/21	$1,350,249	$1,304,724
9/21	$1,338,555	$1,295,309
10/21	$1,334,185	$1,291,521
11/21	$1,344,720	$1,302,516
12/21	$1,346,142	$1,304,617
1/22	$1,312,685	$1,268,906
2/22	$1,304,168	$1,264,360
3/22	$1,267,593	$1,223,373
4/22	$1,233,332	$1,189,535
5/22	$1,240,174	$1,207,206
6/22	$1,216,774	$1,187,434
7/22	$1,243,303	$1,218,808
8/22	$1,221,136	$1,192,096
9/22	$1,181,301	$1,146,342
10/22	$1,171,025	$1,136,809
11/22	$1,217,050	$1,189,982
12/22	$1,217,178	$1,193,388
1/23	$1,250,680	$1,227,669
2/23	$1,227,497	$1,199,909
3/23	$1,248,617	$1,226,532
4/23	$1,247,557	$1,223,730
5/23	$1,240,887	$1,213,125
6/23	$1,251,122	$1,225,277
7/23	$1,254,523	$1,230,125
8/23	$1,237,775	$1,212,415
9/23	$1,206,391	$1,176,881
10/23	$1,189,662	$1,166,866
11/23	$1,262,603	$1,240,940
12/23	$1,293,581	$1,269,782
1/24	$1,296,274	$1,263,297
2/24	$1,296,636	$1,264,919
3/24	$1,300,410	$1,264,879
4/24	$1,289,245	$1,249,214
5/24	$1,290,722	$1,245,550
6/24	$1,311,930	$1,264,642
7/24	$1,323,776	$1,276,168

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	5.53%	1.35%	2.84%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

AssetsNet	$ 655,366,494	$ 655,366,494
Holdings Count | Holding	360	360
Advisory Fees Paid, Amount	$ 3,410,907
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$655,366,494
# of Portfolio Holdings	360
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$3,410,907

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Other Revenue	3.1%
Electric Utilities	3.2%
Industrial Development Revenue	4.8%
Special Tax Revenue	5.5%
Education	5.8%
Senior Living/Life Care	8.5%
Housing	9.4%
Water and Sewer	9.8%
Transportation	11.9%
Hospital	12.3%
General Obligations	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

Effective December 31, 2023, the investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.67% of the Fund’s average daily net assets for Class I.  This agreement may be changed or terminated after November 30, 2024.

Material Fund Change Expenses [Text Block]

Effective December 31, 2023, the investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.67% of the Fund’s average daily net assets for Class I.  This agreement may be changed or terminated after November 30, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000013127
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class A
Trading Symbol	ETNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in BBB-rated bonds helped returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections in bonds with 22+ years remaining to maturity contributed to the Fund’s Index-relative performance during the period

↑ An out-of-Index exposure to taxable municipal bonds helped Index-relative returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↓ Security selections in bonds with 12-17 years remaining to maturity detracted from the Fund’s Index-relative performance during the period

↓ Security selections in the IDR/PCR sector (industrial development revenue/pollution control revenue) detracted from returns during the period

↓ An overweight position in bonds with coupon rates of less than 4%, excluding zero-coupon bonds, detracted from Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/14	$9,675	$10,000	$10,000
8/14	$9,787	$10,121	$10,142
9/14	$9,858	$10,131	$10,150
10/14	$9,876	$10,201	$10,202
11/14	$9,842	$10,218	$10,206
12/14	$9,892	$10,270	$10,280
1/15	$9,984	$10,452	$10,464
2/15	$9,940	$10,344	$10,305
3/15	$9,949	$10,374	$10,304
4/15	$9,915	$10,320	$10,196
5/15	$9,923	$10,291	$10,083
6/15	$9,879	$10,282	$10,089
7/15	$9,952	$10,356	$10,177
8/15	$9,960	$10,377	$10,074
9/15	$10,045	$10,452	$10,191
10/15	$10,087	$10,493	$10,262
11/15	$10,140	$10,535	$10,343
12/15	$10,236	$10,609	$10,484
1/16	$10,343	$10,736	$10,641
2/16	$10,331	$10,753	$10,631
3/16	$10,394	$10,787	$10,695
4/16	$10,458	$10,866	$10,808
5/16	$10,487	$10,895	$10,846
6/16	$10,629	$11,069	$11,084
7/16	$10,627	$11,075	$11,112
8/16	$10,680	$11,090	$11,181
9/16	$10,654	$11,035	$11,136
10/16	$10,583	$10,919	$10,991
11/16	$10,208	$10,512	$10,487
12/16	$10,294	$10,635	$10,558
1/17	$10,290	$10,705	$10,630
2/17	$10,344	$10,780	$10,731
3/17	$10,386	$10,803	$10,749
4/17	$10,474	$10,882	$10,805
5/17	$10,631	$11,054	$11,014
6/17	$10,616	$11,015	$10,977
7/17	$10,670	$11,104	$11,089
8/17	$10,760	$11,188	$11,260
9/17	$10,747	$11,131	$11,298
10/17	$10,744	$11,159	$11,336
11/17	$10,718	$11,099	$11,302
12/17	$10,785	$11,215	$11,421
1/18	$10,686	$11,083	$11,288
2/18	$10,658	$11,050	$11,257
3/18	$10,701	$11,090	$11,304
4/18	$10,673	$11,051	$11,278
5/18	$10,787	$11,177	$11,409
6/18	$10,817	$11,187	$11,440
7/18	$10,872	$11,214	$11,517
8/18	$10,902	$11,243	$11,554
9/18	$10,836	$11,170	$11,479
10/18	$10,781	$11,101	$11,390
11/18	$10,884	$11,224	$11,509
12/18	$10,999	$11,359	$11,665
1/19	$11,088	$11,444	$11,765
2/19	$11,153	$11,506	$11,838
3/19	$11,327	$11,688	$12,064
4/19	$11,380	$11,732	$12,111
5/19	$11,543	$11,893	$12,328
6/19	$11,608	$11,937	$12,390
7/19	$11,708	$12,033	$12,519
8/19	$11,944	$12,223	$12,747
9/19	$11,847	$12,125	$12,620
10/19	$11,848	$12,147	$12,635
11/19	$11,863	$12,177	$12,681
12/19	$11,892	$12,215	$12,735
1/20	$12,145	$12,434	$12,995
2/20	$12,337	$12,594	$13,182
3/20	$11,788	$12,137	$12,286
4/20	$11,515	$11,985	$12,009
5/20	$11,934	$12,366	$12,312
6/20	$12,038	$12,468	$12,646
7/20	$12,257	$12,678	$13,047
8/20	$12,233	$12,619	$13,059
9/20	$12,247	$12,621	$13,035
10/20	$12,222	$12,583	$12,987
11/20	$12,415	$12,773	$13,270
12/20	$12,531	$12,851	$13,449
1/21	$12,659	$12,933	$13,640
2/21	$12,428	$12,728	$13,431
3/21	$12,491	$12,806	$13,517
4/21	$12,594	$12,913	$13,663
5/21	$12,644	$12,952	$13,715
6/21	$12,682	$12,988	$13,785
7/21	$12,783	$13,095	$13,929
8/21	$12,729	$13,047	$13,890
9/21	$12,622	$12,953	$13,789
10/21	$12,595	$12,915	$13,708
11/21	$12,694	$13,025	$13,833
12/21	$12,698	$13,046	$13,867
1/22	$12,364	$12,689	$13,451
2/22	$12,280	$12,644	$13,370
3/22	$11,918	$12,234	$12,920
4/22	$11,543	$11,895	$12,535
5/22	$11,633	$12,072	$12,723
6/22	$11,457	$11,874	$12,536
7/22	$11,747	$12,188	$12,908
8/22	$11,452	$11,921	$12,630
9/22	$11,050	$11,463	$12,112
10/22	$10,956	$11,368	$12,009
11/22	$11,439	$11,900	$12,606
12/22	$11,453	$11,934	$12,628
1/23	$11,750	$12,277	$13,048
2/23	$11,495	$11,999	$12,764
3/23	$11,725	$12,265	$13,074
4/23	$11,727	$12,237	$13,041
5/23	$11,634	$12,131	$12,952
6/23	$11,731	$12,253	$13,082
7/23	$11,759	$12,301	$13,159
8/23	$11,650	$12,124	$12,985
9/23	$11,377	$11,769	$12,633
10/23	$11,254	$11,669	$12,520
11/23	$11,849	$12,409	$13,286
12/23	$12,099	$12,698	$13,603
1/24	$12,072	$12,633	$13,544
2/24	$12,075	$12,649	$13,569
3/24	$12,063	$12,649	$13,563
4/24	$11,941	$12,492	$13,402
5/24	$11,931	$12,455	$13,357
6/24	$12,104	$12,646	$13,561
7/24	$12,211	$12,762	$13,691

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	3.81%	0.84%	2.35%
Class A with 3.25% Maximum Sales Charge	0.41%	0.17%	2.02%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg New Jersey Municipal Bond Index	4.04%	1.80%	3.19%

AssetsNet	$ 151,085,148	$ 151,085,148
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 539,080
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,085,148
# of Portfolio Holdings	96
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$539,080

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.2%
Industrial Development Revenue	3.5%
Water and Sewer	4.0%
Education	10.4%
Lease Rev./Cert. of Participation	11.5%
Hospital	11.7%
Special Tax Revenue	12.4%
Transportation	16.8%
General Obligations	18.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013129
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class C
Trading Symbol	ECNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.47%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in bonds with 12-17 years remaining to maturity detracted from the Fund’s Index-relative performance during the period

↓ Security selections in the IDR/PCR sector (industrial development revenue/pollution control revenue) detracted from returns during the period

↓ An overweight position in bonds with coupon rates of less than 4%, excluding zero-coupon bonds, detracted from Index-relative returns during the period

↑ Security selections and an overweight position in BBB-rated bonds helped returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections in bonds with 22+ years remaining to maturity contributed to the Fund’s Index-relative performance during the period

↑ An out-of-Index exposure to taxable municipal bonds helped Index-relative returns as taxable municipal bonds outperformed tax-exempt municipal bonds

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/14	$10,000	$10,000	$10,000
8/14	$10,116	$10,121	$10,142
9/14	$10,182	$10,131	$10,150
10/14	$10,194	$10,201	$10,202
11/14	$10,155	$10,218	$10,206
12/14	$10,199	$10,270	$10,280
1/15	$10,286	$10,452	$10,464
2/15	$10,237	$10,344	$10,305
3/15	$10,240	$10,374	$10,304
4/15	$10,202	$10,320	$10,196
5/15	$10,195	$10,291	$10,083
6/15	$10,146	$10,282	$10,089
7/15	$10,213	$10,356	$10,177
8/15	$10,216	$10,377	$10,074
9/15	$10,305	$10,452	$10,191
10/15	$10,341	$10,493	$10,262
11/15	$10,377	$10,535	$10,343
12/15	$10,476	$10,609	$10,484
1/16	$10,577	$10,736	$10,641
2/16	$10,559	$10,753	$10,631
3/16	$10,616	$10,787	$10,695
4/16	$10,684	$10,866	$10,808
5/16	$10,696	$10,895	$10,846
6/16	$10,841	$11,069	$11,084
7/16	$10,822	$11,075	$11,112
8/16	$10,879	$11,090	$11,181
9/16	$10,838	$11,035	$11,136
10/16	$10,763	$10,919	$10,991
11/16	$10,370	$10,512	$10,487
12/16	$10,449	$10,635	$10,558
1/17	$10,440	$10,705	$10,630
2/17	$10,487	$10,780	$10,731
3/17	$10,522	$10,803	$10,749
4/17	$10,614	$10,882	$10,805
5/17	$10,761	$11,054	$11,014
6/17	$10,741	$11,015	$10,977
7/17	$10,788	$11,104	$11,089
8/17	$10,870	$11,188	$11,260
9/17	$10,851	$11,131	$11,298
10/17	$10,843	$11,159	$11,336
11/17	$10,801	$11,099	$11,302
12/17	$10,872	$11,215	$11,421
1/18	$10,771	$11,083	$11,288
2/18	$10,728	$11,050	$11,257
3/18	$10,775	$11,090	$11,304
4/18	$10,731	$11,051	$11,278
5/18	$10,846	$11,177	$11,409
6/18	$10,859	$11,187	$11,440
7/18	$10,906	$11,214	$11,517
8/18	$10,941	$11,243	$11,554
9/18	$10,872	$11,170	$11,479
10/18	$10,802	$11,101	$11,390
11/18	$10,896	$11,224	$11,509
12/18	$11,000	$11,359	$11,665
1/19	$11,091	$11,444	$11,765
2/19	$11,148	$11,506	$11,838
3/19	$11,309	$11,688	$12,064
4/19	$11,354	$11,732	$12,111
5/19	$11,516	$11,893	$12,328
6/19	$11,572	$11,937	$12,390
7/19	$11,661	$12,033	$12,519
8/19	$11,892	$12,223	$12,747
9/19	$11,793	$12,125	$12,620
10/19	$11,788	$12,147	$12,635
11/19	$11,784	$12,177	$12,681
12/19	$11,817	$12,215	$12,735
1/20	$12,064	$12,434	$12,995
2/20	$12,240	$12,594	$13,182
3/20	$11,689	$12,137	$12,286
4/20	$11,411	$11,985	$12,009
5/20	$11,815	$12,366	$12,312
6/20	$11,908	$12,468	$12,646
7/20	$12,120	$12,678	$13,047
8/20	$12,092	$12,619	$13,059
9/20	$12,100	$12,621	$13,035
10/20	$12,058	$12,583	$12,987
11/20	$12,235	$12,773	$13,270
12/20	$12,363	$12,851	$13,449
1/21	$12,466	$12,933	$13,640
2/21	$12,242	$12,728	$13,431
3/21	$12,296	$12,806	$13,517
4/21	$12,387	$12,913	$13,663
5/21	$12,429	$12,952	$13,715
6/21	$12,447	$12,988	$13,785
7/21	$12,536	$13,095	$13,929
8/21	$12,491	$13,047	$13,890
9/21	$12,374	$12,953	$13,789
10/21	$12,342	$12,915	$13,708
11/21	$12,429	$13,025	$13,833
12/21	$12,426	$13,046	$13,867
1/22	$12,092	$12,689	$13,451
2/22	$12,007	$12,644	$13,370
3/22	$11,636	$12,234	$12,920
4/22	$11,267	$11,895	$12,535
5/22	$11,344	$12,072	$12,723
6/22	$11,162	$11,874	$12,536
7/22	$11,440	$12,188	$12,908
8/22	$11,145	$11,921	$12,630
9/22	$10,751	$11,463	$12,112
10/22	$10,658	$11,368	$12,009
11/22	$11,115	$11,900	$12,606
12/22	$11,110	$11,934	$12,628
1/23	$11,392	$12,277	$13,048
2/23	$11,149	$11,999	$12,764
3/23	$11,371	$12,265	$13,074
4/23	$11,366	$12,237	$13,041
5/23	$11,261	$12,131	$12,952
6/23	$11,358	$12,253	$13,082
7/23	$11,366	$12,301	$13,159
8/23	$11,258	$12,124	$12,985
9/23	$10,986	$11,769	$12,633
10/23	$10,854	$11,669	$12,520
11/23	$11,424	$12,409	$13,286
12/23	$11,663	$12,698	$13,603
1/24	$11,632	$12,633	$13,544
2/24	$11,615	$12,649	$13,569
3/24	$11,611	$12,649	$13,563
4/24	$11,480	$12,492	$13,402
5/24	$11,465	$12,455	$13,357
6/24	$11,618	$12,646	$13,561
7/24	$11,886	$12,762	$13,691

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	3.12%	0.10%	1.74%
Class C with 1% Maximum Deferred Sales Charge	2.12%	0.10%	1.74%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg New Jersey Municipal Bond Index	4.04%	1.80%	3.19%

AssetsNet	$ 151,085,148	$ 151,085,148
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 539,080
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,085,148
# of Portfolio Holdings	96
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$539,080

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.2%
Industrial Development Revenue	3.5%
Water and Sewer	4.0%
Education	10.4%
Lease Rev./Cert. of Participation	11.5%
Hospital	11.7%
Special Tax Revenue	12.4%
Transportation	16.8%
General Obligations	18.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063948
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class I
Trading Symbol	EINJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in BBB-rated bonds helped returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections in bonds with 22+ years remaining to maturity contributed to the Fund’s Index-relative performance during the period

↑ An out-of-Index exposure to taxable municipal bonds helped Index-relative returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↓ Security selections in bonds with 12-17 years remaining to maturity detracted from the Fund’s Index-relative performance during the period

↓ Security selections in the IDR/PCR sector (industrial development revenue/pollution control revenue) detracted from returns during the period

↓ An overweight position in bonds with coupon rates of less than 4%, excluding zero-coupon bonds, detracted from Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/14	$1,000,000	$1,000,000	$1,000,000
8/14	$1,011,735	$1,012,107	$1,014,152
9/14	$1,019,248	$1,013,136	$1,014,981
10/14	$1,021,321	$1,020,082	$1,020,196
11/14	$1,019,009	$1,021,847	$1,020,581
12/14	$1,023,264	$1,027,003	$1,028,006
1/15	$1,034,103	$1,045,205	$1,046,383
2/15	$1,029,662	$1,034,424	$1,030,504
3/15	$1,029,644	$1,037,411	$1,030,419
4/15	$1,027,405	$1,031,968	$1,019,611
5/15	$1,027,387	$1,029,117	$1,008,253
6/15	$1,022,929	$1,028,179	$1,008,856
7/15	$1,030,688	$1,035,627	$1,017,725
8/15	$1,032,872	$1,037,660	$1,007,364
9/15	$1,041,828	$1,045,177	$1,019,069
10/15	$1,046,294	$1,049,332	$1,026,230
11/15	$1,050,810	$1,053,504	$1,034,287
12/15	$1,060,964	$1,060,906	$1,048,421
1/16	$1,072,324	$1,073,565	$1,064,086
2/16	$1,072,314	$1,075,253	$1,063,050
3/16	$1,077,960	$1,078,659	$1,069,536
4/16	$1,085,860	$1,086,590	$1,080,774
5/16	$1,087,973	$1,089,529	$1,084,572
6/16	$1,104,027	$1,106,862	$1,108,395
7/16	$1,102,829	$1,107,538	$1,111,219
8/16	$1,109,643	$1,109,032	$1,118,141
9/16	$1,106,019	$1,103,497	$1,113,567
10/16	$1,098,846	$1,091,920	$1,099,132
11/16	$1,060,041	$1,051,197	$1,048,652
12/16	$1,069,214	$1,063,538	$1,055,841
1/17	$1,068,969	$1,070,549	$1,063,001
2/17	$1,074,665	$1,077,983	$1,073,099
3/17	$1,079,227	$1,080,323	$1,074,879
4/17	$1,089,748	$1,088,162	$1,080,525
5/17	$1,105,078	$1,105,432	$1,101,406
6/17	$1,103,718	$1,101,468	$1,097,729
7/17	$1,109,542	$1,110,379	$1,108,912
8/17	$1,119,091	$1,118,829	$1,125,968
9/17	$1,117,859	$1,113,141	$1,129,766
10/17	$1,117,791	$1,115,858	$1,133,595
11/17	$1,115,248	$1,109,883	$1,130,181
12/17	$1,123,614	$1,121,483	$1,142,057
1/18	$1,113,543	$1,108,280	$1,128,760
2/18	$1,109,572	$1,104,969	$1,125,720
3/18	$1,115,444	$1,109,047	$1,130,357
4/18	$1,112,692	$1,105,089	$1,127,820
5/18	$1,124,736	$1,117,744	$1,140,940
6/18	$1,126,873	$1,118,698	$1,144,001
7/18	$1,132,755	$1,121,412	$1,151,715
8/18	$1,136,096	$1,124,292	$1,155,380
9/18	$1,130,642	$1,117,014	$1,147,926
10/18	$1,123,887	$1,110,135	$1,139,003
11/18	$1,134,802	$1,122,422	$1,150,905
12/18	$1,146,982	$1,135,861	$1,166,480
1/19	$1,157,640	$1,144,448	$1,176,474
2/19	$1,163,384	$1,150,575	$1,183,826
3/19	$1,183,045	$1,168,763	$1,206,352
4/19	$1,187,485	$1,173,156	$1,211,063
5/19	$1,204,709	$1,189,329	$1,232,846
6/19	$1,211,631	$1,193,721	$1,239,047
7/19	$1,222,322	$1,203,341	$1,251,890
8/19	$1,247,199	$1,222,322	$1,274,662
9/19	$1,238,536	$1,212,524	$1,261,984
10/19	$1,238,881	$1,214,697	$1,263,514
11/19	$1,239,341	$1,217,735	$1,268,059
12/19	$1,243,820	$1,221,453	$1,273,541
1/20	$1,270,528	$1,243,398	$1,299,498
2/20	$1,289,407	$1,259,432	$1,318,162
3/20	$1,233,556	$1,213,749	$1,228,610
4/20	$1,203,857	$1,198,516	$1,200,939
5/20	$1,247,824	$1,236,643	$1,231,190
6/20	$1,258,834	$1,246,821	$1,264,591
7/20	$1,283,110	$1,267,820	$1,304,652
8/20	$1,280,801	$1,261,872	$1,305,883
9/20	$1,282,398	$1,262,139	$1,303,481
10/20	$1,278,554	$1,258,348	$1,298,748
11/20	$1,298,920	$1,277,337	$1,326,978
12/20	$1,312,509	$1,285,118	$1,344,877
1/21	$1,326,008	$1,293,308	$1,364,032
2/21	$1,301,876	$1,272,759	$1,343,082
3/21	$1,308,659	$1,280,608	$1,351,662
4/21	$1,320,894	$1,291,350	$1,366,264
5/21	$1,324,864	$1,295,202	$1,371,510
6/21	$1,328,965	$1,298,759	$1,378,456
7/21	$1,339,659	$1,309,530	$1,392,868
8/21	$1,335,441	$1,304,724	$1,388,991
9/21	$1,324,410	$1,295,309	$1,378,931
10/21	$1,321,600	$1,291,521	$1,370,804
11/21	$1,332,216	$1,302,516	$1,383,262
12/21	$1,332,899	$1,304,617	$1,386,750
1/22	$1,298,080	$1,268,906	$1,345,124
2/22	$1,289,485	$1,264,360	$1,336,975
3/22	$1,250,388	$1,223,373	$1,292,016
4/22	$1,212,718	$1,189,535	$1,253,483
5/22	$1,222,301	$1,207,206	$1,272,271
6/22	$1,202,757	$1,187,434	$1,253,576
7/22	$1,233,373	$1,218,808	$1,290,844
8/22	$1,202,624	$1,192,096	$1,262,985
9/22	$1,162,071	$1,146,342	$1,211,177
10/22	$1,152,399	$1,136,809	$1,200,889
11/22	$1,203,266	$1,189,982	$1,260,566
12/22	$1,203,545	$1,193,388	$1,262,823
1/23	$1,234,888	$1,227,669	$1,304,763
2/23	$1,209,708	$1,199,909	$1,276,390
3/23	$1,234,161	$1,226,532	$1,307,440
4/23	$1,234,520	$1,223,730	$1,304,116
5/23	$1,223,513	$1,213,125	$1,295,238
6/23	$1,235,419	$1,225,277	$1,308,224
7/23	$1,238,591	$1,230,125	$1,315,943
8/23	$1,227,335	$1,212,415	$1,298,516
9/23	$1,198,769	$1,176,881	$1,263,302
10/23	$1,186,050	$1,166,866	$1,251,975
11/23	$1,247,360	$1,240,940	$1,328,629
12/23	$1,275,368	$1,269,782	$1,360,274
1/24	$1,272,782	$1,263,297	$1,354,446
2/24	$1,273,231	$1,264,919	$1,356,903
3/24	$1,272,230	$1,264,879	$1,356,270
4/24	$1,258,106	$1,249,214	$1,340,162
5/24	$1,258,772	$1,245,550	$1,335,723
6/24	$1,275,751	$1,264,642	$1,356,078
7/24	$1,288,262	$1,276,168	$1,369,127

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	4.01%	1.06%	2.56%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg New Jersey Municipal Bond Index	4.04%	1.80%	3.19%

AssetsNet	$ 151,085,148	$ 151,085,148
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 539,080
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,085,148
# of Portfolio Holdings	96
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$539,080

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.2%
Industrial Development Revenue	3.5%
Water and Sewer	4.0%
Education	10.4%
Lease Rev./Cert. of Participation	11.5%
Hospital	11.7%
Special Tax Revenue	12.4%
Transportation	16.8%
General Obligations	18.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013145
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class A
Trading Symbol	ETPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 17+ years to maturity helped as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections and an overweight position in the transportation sector, which outperformed the Index during the period, contributed to returns

↓ Security selections in A-rated bonds detracted from the Fund’s Index-relative returns during the period

↓ Security selections and an overweight exposure to the water & sewer sector, which underperformed the Index during the period, detracted from returns

↓ An overweight position in the education sector, which underperformed the Index during the period, detracted from Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/14	$9,675	$10,000	$10,000
8/14	$9,772	$10,121	$10,124
9/14	$9,859	$10,131	$10,136
10/14	$9,902	$10,201	$10,207
11/14	$9,880	$10,218	$10,221
12/14	$9,923	$10,270	$10,275
1/15	$10,032	$10,452	$10,460
2/15	$9,965	$10,344	$10,343
3/15	$9,986	$10,374	$10,377
4/15	$9,962	$10,320	$10,325
5/15	$9,961	$10,291	$10,299
6/15	$9,949	$10,282	$10,287
7/15	$10,005	$10,356	$10,375
8/15	$10,038	$10,377	$10,404
9/15	$10,117	$10,452	$10,475
10/15	$10,150	$10,493	$10,508
11/15	$10,194	$10,535	$10,563
12/15	$10,272	$10,609	$10,640
1/16	$10,374	$10,736	$10,766
2/16	$10,361	$10,753	$10,780
3/16	$10,393	$10,787	$10,822
4/16	$10,460	$10,866	$10,899
5/16	$10,481	$10,895	$10,937
6/16	$10,641	$11,069	$11,114
7/16	$10,637	$11,075	$11,118
8/16	$10,656	$11,090	$11,131
9/16	$10,605	$11,035	$11,066
10/16	$10,518	$10,919	$10,951
11/16	$10,185	$10,512	$10,530
12/16	$10,275	$10,635	$10,665
1/17	$10,309	$10,705	$10,730
2/17	$10,364	$10,780	$10,802
3/17	$10,374	$10,803	$10,843
4/17	$10,442	$10,882	$10,925
5/17	$10,558	$11,054	$11,103
6/17	$10,531	$11,015	$11,090
7/17	$10,576	$11,104	$11,164
8/17	$10,645	$11,188	$11,255
9/17	$10,605	$11,131	$11,181
10/17	$10,602	$11,159	$11,218
11/17	$10,537	$11,099	$11,183
12/17	$10,607	$11,215	$11,307
1/18	$10,542	$11,083	$11,163
2/18	$10,527	$11,050	$11,119
3/18	$10,560	$11,090	$11,169
4/18	$10,544	$11,051	$11,132
5/18	$10,641	$11,177	$11,262
6/18	$10,675	$11,187	$11,276
7/18	$10,699	$11,214	$11,301
8/18	$10,723	$11,243	$11,341
9/18	$10,668	$11,170	$11,270
10/18	$10,613	$11,101	$11,191
11/18	$10,697	$11,224	$11,315
12/18	$10,795	$11,359	$11,472
1/19	$10,867	$11,444	$11,564
2/19	$10,926	$11,506	$11,633
3/19	$11,024	$11,688	$11,838
4/19	$11,058	$11,732	$11,891
5/19	$11,181	$11,893	$12,062
6/19	$11,238	$11,937	$12,111
7/19	$11,296	$12,033	$12,211
8/19	$11,456	$12,223	$12,424
9/19	$11,381	$12,125	$12,322
10/19	$11,385	$12,147	$12,348
11/19	$11,389	$12,177	$12,371
12/19	$11,422	$12,215	$12,418
1/20	$11,585	$12,434	$12,650
2/20	$11,721	$12,594	$12,828
3/20	$11,379	$12,137	$12,385
4/20	$11,249	$11,985	$12,179
5/20	$11,545	$12,366	$12,572
6/20	$11,615	$12,468	$12,678
7/20	$11,777	$12,678	$12,891
8/20	$11,723	$12,619	$12,845
9/20	$11,734	$12,621	$12,885
10/20	$11,705	$12,583	$12,844
11/20	$11,868	$12,773	$13,026
12/20	$11,948	$12,851	$13,092
1/21	$12,028	$12,933	$13,219
2/21	$11,835	$12,728	$12,998
3/21	$11,886	$12,806	$13,081
4/21	$11,992	$12,913	$13,191
5/21	$12,056	$12,952	$13,237
6/21	$12,094	$12,988	$13,286
7/21	$12,200	$13,095	$13,403
8/21	$12,156	$13,047	$13,350
9/21	$12,055	$12,953	$13,256
10/21	$12,038	$12,915	$13,209
11/21	$12,131	$13,025	$13,320
12/21	$12,155	$13,046	$13,334
1/22	$11,831	$12,689	$12,979
2/22	$11,758	$12,644	$12,933
3/22	$11,418	$12,234	$12,510
4/22	$11,064	$11,895	$12,160
5/22	$11,187	$12,072	$12,298
6/22	$11,001	$11,874	$12,092
7/22	$11,252	$12,188	$12,416
8/22	$11,009	$11,921	$12,154
9/22	$10,595	$11,463	$11,666
10/22	$10,479	$11,368	$11,559
11/22	$11,034	$11,900	$12,096
12/22	$11,005	$11,934	$12,127
1/23	$11,320	$12,277	$12,494
2/23	$11,020	$11,999	$12,222
3/23	$11,267	$12,265	$12,487
4/23	$11,255	$12,237	$12,461
5/23	$11,171	$12,131	$12,342
6/23	$11,290	$12,253	$12,485
7/23	$11,308	$12,301	$12,558
8/23	$11,164	$12,124	$12,345
9/23	$10,860	$11,769	$11,999
10/23	$10,673	$11,669	$11,885
11/23	$11,386	$12,409	$12,622
12/23	$11,657	$12,698	$12,934
1/24	$11,647	$12,633	$12,884
2/24	$11,652	$12,649	$12,913
3/24	$11,642	$12,649	$12,927
4/24	$11,543	$12,492	$12,770
5/24	$11,548	$12,455	$12,730
6/24	$11,719	$12,646	$12,927
7/24	$11,816	$12,762	$13,022

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	4.50%	0.90%	2.02%
Class A with 3.25% Maximum Sales Charge	1.09%	0.24%	1.68%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Pennsylvania Municipal Bond Index	3.70%	1.29%	2.67%

AssetsNet	$ 165,294,458	$ 165,294,458
Holdings Count | Holding	105	105
Advisory Fees Paid, Amount	$ 602,108
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$165,294,458
# of Portfolio Holdings	105
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$602,108

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.5%
Electric Utilities	3.1%
Bond Bank	3.9%
Housing	4.1%
Lease Rev./Cert. of Participation	4.6%
Special Tax Revenue	5.0%
Water and Sewer	9.0%
Education	12.9%
General Obligations	13.7%
Hospital	18.4%
Transportation	18.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000013147
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class C
Trading Symbol	ECPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.50%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 17+ years to maturity helped as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections and an overweight position in the transportation sector, which outperformed the Index during the period, contributed to returns

↓ Security selections in A-rated bonds detracted from the Fund’s Index-relative returns during the period

↓ Security selections and an overweight exposure to the water & sewer sector, which underperformed the Index during the period, detracted from returns

↓ An overweight position in the education sector, which underperformed the Index during the period, detracted from Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/14	$10,000	$10,000	$10,000
8/14	$10,092	$10,121	$10,124
9/14	$10,173	$10,131	$10,136
10/14	$10,211	$10,201	$10,207
11/14	$10,183	$10,218	$10,221
12/14	$10,221	$10,270	$10,275
1/15	$10,324	$10,452	$10,460
2/15	$10,252	$10,344	$10,343
3/15	$10,268	$10,374	$10,377
4/15	$10,239	$10,320	$10,325
5/15	$10,233	$10,291	$10,299
6/15	$10,205	$10,282	$10,287
7/15	$10,266	$10,356	$10,375
8/15	$10,293	$10,377	$10,404
9/15	$10,366	$10,452	$10,475
10/15	$10,393	$10,493	$10,508
11/15	$10,431	$10,535	$10,563
12/15	$10,503	$10,609	$10,640
1/16	$10,598	$10,736	$10,766
2/16	$10,580	$10,753	$10,780
3/16	$10,606	$10,787	$10,822
4/16	$10,667	$10,866	$10,899
5/16	$10,682	$10,895	$10,937
6/16	$10,845	$11,069	$11,114
7/16	$10,824	$11,075	$11,118
8/16	$10,837	$11,090	$11,131
9/16	$10,781	$11,035	$11,066
10/16	$10,679	$10,919	$10,951
11/16	$10,346	$10,512	$10,530
12/16	$10,418	$10,635	$10,665
1/17	$10,457	$10,705	$10,730
2/17	$10,506	$10,780	$10,802
3/17	$10,510	$10,803	$10,843
4/17	$10,571	$10,882	$10,925
5/17	$10,680	$11,054	$11,103
6/17	$10,647	$11,015	$11,090
7/17	$10,686	$11,104	$11,164
8/17	$10,747	$11,188	$11,255
9/17	$10,703	$11,131	$11,181
10/17	$10,694	$11,159	$11,218
11/17	$10,626	$11,099	$11,183
12/17	$10,689	$11,215	$11,307
1/18	$10,620	$11,083	$11,163
2/18	$10,587	$11,050	$11,119
3/18	$10,374	$11,090	$11,169
4/18	$10,354	$11,051	$11,132
5/18	$10,440	$11,177	$11,262
6/18	$10,466	$11,187	$11,276
7/18	$10,484	$11,214	$11,301
8/18	$10,502	$11,243	$11,341
9/18	$10,444	$11,170	$11,270
10/18	$10,386	$11,101	$11,191
11/18	$10,461	$11,224	$11,315
12/18	$10,548	$11,359	$11,472
1/19	$10,610	$11,444	$11,564
2/19	$10,661	$11,506	$11,633
3/19	$10,759	$11,688	$11,838
4/19	$10,773	$11,732	$11,891
5/19	$10,895	$11,893	$12,062
6/19	$10,931	$11,937	$12,111
7/19	$10,992	$12,033	$12,211
8/19	$11,137	$12,223	$12,424
9/19	$11,060	$12,125	$12,322
10/19	$11,045	$12,147	$12,348
11/19	$11,056	$12,177	$12,371
12/19	$11,069	$12,215	$12,418
1/20	$11,240	$12,434	$12,650
2/20	$11,350	$12,594	$12,828
3/20	$11,024	$12,137	$12,385
4/20	$10,884	$11,985	$12,179
5/20	$11,167	$12,366	$12,572
6/20	$11,226	$12,468	$12,678
7/20	$11,371	$12,678	$12,891
8/20	$11,314	$12,619	$12,845
9/20	$11,318	$12,621	$12,885
10/20	$11,285	$12,583	$12,844
11/20	$11,430	$12,773	$13,026
12/20	$11,499	$12,851	$13,092
1/21	$11,566	$12,933	$13,219
2/21	$11,369	$12,728	$12,998
3/21	$11,409	$12,806	$13,081
4/21	$11,514	$12,913	$13,191
5/21	$11,567	$12,952	$13,237
6/21	$11,595	$12,988	$13,286
7/21	$11,688	$13,095	$13,403
8/21	$11,639	$13,047	$13,350
9/21	$11,540	$12,953	$13,256
10/21	$11,505	$12,915	$13,209
11/21	$11,597	$13,025	$13,320
12/21	$11,613	$13,046	$13,334
1/22	$11,294	$12,689	$12,979
2/22	$11,222	$12,644	$12,933
3/22	$10,889	$12,234	$12,510
4/22	$10,544	$11,895	$12,160
5/22	$10,652	$12,072	$12,298
6/22	$10,475	$11,874	$12,092
7/22	$10,713	$12,188	$12,416
8/22	$10,458	$11,921	$12,154
9/22	$10,059	$11,463	$11,666
10/22	$9,948	$11,368	$11,559
11/22	$10,464	$11,900	$12,096
12/22	$10,432	$11,934	$12,127
1/23	$10,727	$12,277	$12,494
2/23	$10,434	$11,999	$12,222
3/23	$10,668	$12,265	$12,487
4/23	$10,651	$12,237	$12,461
5/23	$10,555	$12,131	$12,342
6/23	$10,659	$12,253	$12,485
7/23	$10,669	$12,301	$12,558
8/23	$10,533	$12,124	$12,345
9/23	$10,237	$11,769	$11,999
10/23	$10,047	$11,669	$11,885
11/23	$10,718	$12,409	$12,622
12/23	$10,972	$12,698	$12,934
1/24	$10,957	$12,633	$12,884
2/24	$10,956	$12,649	$12,913
3/24	$10,942	$12,649	$12,927
4/24	$10,832	$12,492	$12,770
5/24	$10,831	$12,455	$12,730
6/24	$10,995	$12,646	$12,927
7/24	$11,511	$12,762	$13,022

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	3.82%	0.15%	1.42%
Class C with 1% Maximum Deferred Sales Charge	2.82%	0.15%	1.42%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Pennsylvania Municipal Bond Index	3.70%	1.29%	2.67%

AssetsNet	$ 165,294,458	$ 165,294,458
Holdings Count | Holding	105	105
Advisory Fees Paid, Amount	$ 602,108
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$165,294,458
# of Portfolio Holdings	105
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$602,108

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.5%
Electric Utilities	3.1%
Bond Bank	3.9%
Housing	4.1%
Lease Rev./Cert. of Participation	4.6%
Special Tax Revenue	5.0%
Water and Sewer	9.0%
Education	12.9%
General Obligations	13.7%
Hospital	18.4%
Transportation	18.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000063951
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class I
Trading Symbol	EIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 17+ years to maturity helped as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections and an overweight position in the transportation sector, which outperformed the Index during the period, contributed to returns

↓ Security selections in A-rated bonds detracted from the Fund’s Index-relative returns during the period

↓ Security selections and an overweight exposure to the water & sewer sector, which underperformed the Index during the period, detracted from returns

↓ An overweight position in the education sector, which underperformed the Index during the period, detracted from Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/14	$1,000,000	$1,000,000	$1,000,000
8/14	$1,010,188	$1,012,107	$1,012,422
9/14	$1,018,177	$1,013,136	$1,013,643
10/14	$1,022,846	$1,020,082	$1,020,658
11/14	$1,021,815	$1,021,847	$1,022,088
12/14	$1,026,452	$1,027,003	$1,027,538
1/15	$1,036,742	$1,045,205	$1,045,977
2/15	$1,031,110	$1,034,424	$1,034,294
3/15	$1,032,293	$1,037,411	$1,037,658
4/15	$1,031,201	$1,031,968	$1,032,451
5/15	$1,030,132	$1,029,117	$1,029,895
6/15	$1,029,099	$1,028,179	$1,028,735
7/15	$1,036,158	$1,035,627	$1,037,452
8/15	$1,039,753	$1,037,660	$1,040,362
9/15	$1,048,049	$1,045,177	$1,047,466
10/15	$1,051,638	$1,049,332	$1,050,815
11/15	$1,055,212	$1,053,504	$1,056,321
12/15	$1,063,524	$1,060,906	$1,063,958
1/16	$1,074,222	$1,073,565	$1,076,612
2/16	$1,073,004	$1,075,253	$1,077,977
3/16	$1,077,759	$1,078,659	$1,082,165
4/16	$1,083,658	$1,086,590	$1,089,876
5/16	$1,087,191	$1,089,529	$1,093,723
6/16	$1,103,873	$1,106,862	$1,111,379
7/16	$1,102,509	$1,107,538	$1,111,771
8/16	$1,105,883	$1,109,032	$1,113,075
9/16	$1,100,782	$1,103,497	$1,106,599
10/16	$1,090,829	$1,091,920	$1,095,099
11/16	$1,056,512	$1,051,197	$1,053,049
12/16	$1,066,112	$1,063,538	$1,066,471
1/17	$1,069,771	$1,070,549	$1,072,985
2/17	$1,075,649	$1,077,983	$1,080,217
3/17	$1,078,098	$1,080,323	$1,084,315
4/17	$1,084,088	$1,088,162	$1,092,484
5/17	$1,096,344	$1,105,432	$1,110,321
6/17	$1,093,670	$1,101,468	$1,108,992
7/17	$1,098,535	$1,110,379	$1,116,389
8/17	$1,105,896	$1,118,829	$1,125,516
9/17	$1,103,214	$1,113,141	$1,118,058
10/17	$1,101,789	$1,115,858	$1,121,781
11/17	$1,096,570	$1,109,883	$1,118,333
12/17	$1,102,793	$1,121,483	$1,130,669
1/18	$1,097,512	$1,108,280	$1,116,299
2/18	$1,094,794	$1,104,969	$1,111,932
3/18	$1,098,480	$1,109,047	$1,116,908
4/18	$1,097,001	$1,105,089	$1,113,200
5/18	$1,107,259	$1,117,744	$1,126,228
6/18	$1,110,937	$1,118,698	$1,127,611
7/18	$1,113,645	$1,121,412	$1,130,094
8/18	$1,116,369	$1,124,292	$1,134,091
9/18	$1,110,839	$1,117,014	$1,127,006
10/18	$1,106,612	$1,110,135	$1,119,112
11/18	$1,114,245	$1,122,422	$1,131,504
12/18	$1,124,629	$1,135,861	$1,147,213
1/19	$1,132,323	$1,144,448	$1,156,394
2/19	$1,138,634	$1,150,575	$1,163,312
3/19	$1,150,317	$1,168,763	$1,183,759
4/19	$1,152,682	$1,173,156	$1,189,143
5/19	$1,165,671	$1,189,329	$1,206,152
6/19	$1,171,794	$1,193,721	$1,211,113
7/19	$1,179,403	$1,203,341	$1,221,061
8/19	$1,194,944	$1,222,322	$1,242,405
9/19	$1,187,318	$1,212,524	$1,232,214
10/19	$1,187,902	$1,214,697	$1,234,847
11/19	$1,188,586	$1,217,735	$1,237,058
12/19	$1,192,215	$1,221,453	$1,241,754
1/20	$1,210,731	$1,243,398	$1,264,993
2/20	$1,223,755	$1,259,432	$1,282,815
3/20	$1,188,354	$1,213,749	$1,238,537
4/20	$1,175,001	$1,198,516	$1,217,870
5/20	$1,206,058	$1,236,643	$1,257,193
6/20	$1,213,490	$1,246,821	$1,267,774
7/20	$1,230,623	$1,267,820	$1,289,113
8/20	$1,226,557	$1,261,872	$1,284,531
9/20	$1,226,552	$1,262,139	$1,288,490
10/20	$1,223,785	$1,258,348	$1,284,385
11/20	$1,240,925	$1,277,337	$1,302,579
12/20	$1,250,946	$1,285,118	$1,309,170
1/21	$1,258,043	$1,293,308	$1,321,863
2/21	$1,238,176	$1,272,759	$1,299,795
3/21	$1,243,664	$1,280,608	$1,308,105
4/21	$1,254,959	$1,291,350	$1,319,129
5/21	$1,261,868	$1,295,202	$1,323,669
6/21	$1,265,984	$1,298,759	$1,328,575
7/21	$1,277,337	$1,309,530	$1,340,339
8/21	$1,272,884	$1,304,724	$1,335,025
9/21	$1,262,625	$1,295,309	$1,325,570
10/21	$1,261,011	$1,291,521	$1,320,872
11/21	$1,272,446	$1,302,516	$1,331,989
12/21	$1,273,730	$1,304,617	$1,333,416
1/22	$1,240,051	$1,268,906	$1,297,913
2/22	$1,234,143	$1,264,360	$1,293,320
3/22	$1,197,392	$1,223,373	$1,251,045
4/22	$1,160,559	$1,189,535	$1,215,976
5/22	$1,173,648	$1,207,206	$1,229,795
6/22	$1,154,439	$1,187,434	$1,209,209
7/22	$1,180,892	$1,218,808	$1,241,644
8/22	$1,155,674	$1,192,096	$1,215,365
9/22	$1,112,528	$1,146,342	$1,166,623
10/22	$1,100,669	$1,136,809	$1,155,850
11/22	$1,158,927	$1,189,982	$1,209,585
12/22	$1,156,089	$1,193,388	$1,212,739
1/23	$1,189,211	$1,227,669	$1,249,412
2/23	$1,158,038	$1,199,909	$1,222,199
3/23	$1,184,123	$1,226,532	$1,248,662
4/23	$1,183,059	$1,223,730	$1,246,140
5/23	$1,174,422	$1,213,125	$1,234,214
6/23	$1,185,608	$1,225,277	$1,248,495
7/23	$1,189,185	$1,230,125	$1,255,763
8/23	$1,174,402	$1,212,415	$1,234,457
9/23	$1,142,710	$1,176,881	$1,199,864
10/23	$1,121,725	$1,166,866	$1,188,479
11/23	$1,198,242	$1,240,940	$1,262,217
12/23	$1,226,846	$1,269,782	$1,293,394
1/24	$1,226,018	$1,263,297	$1,288,350
2/24	$1,226,790	$1,264,919	$1,291,268
3/24	$1,225,998	$1,264,879	$1,292,674
4/24	$1,214,213	$1,249,214	$1,276,997
5/24	$1,216,555	$1,245,550	$1,272,957
6/24	$1,234,743	$1,264,642	$1,292,661
7/24	$1,245,083	$1,276,168	$1,302,214

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	4.70%	1.09%	2.21%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Pennsylvania Municipal Bond Index	3.70%	1.29%	2.67%

AssetsNet	$ 165,294,458	$ 165,294,458
Holdings Count | Holding	105	105
Advisory Fees Paid, Amount	$ 602,108
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$165,294,458
# of Portfolio Holdings	105
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$602,108

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.5%
Electric Utilities	3.1%
Bond Bank	3.9%
Housing	4.1%
Lease Rev./Cert. of Participation	4.6%
Special Tax Revenue	5.0%
Water and Sewer	9.0%
Education	12.9%
General Obligations	13.7%
Hospital	18.4%
Transportation	18.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122